THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 71.5%

	Face Amount	Value
Argentina — 0.7%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$564,000	$298,920
MSU Energy
6.88%, 02/01/25	660,000	518,100
Pampa Energia
7.50%, 01/24/27	320,000	280,766
YPF
8.50%, 07/28/25	1,278,000	1,093,329

		2,191,115

Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.88%, 03/24/26	626,000	683,141

Bahrain — 0.7%
AUB Sukuk MTN
2.62%, 09/09/26	310,000	299,844
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	1,030,330
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	976,500

		2,306,674

Brazil — 5.5%
Atento Luxco 1
8.00%, 02/10/26	1,038,000	1,048,637
Azul Investments LLP
7.25%, 06/15/26	650,000	547,625
Banco Bradesco MTN
3.20%, 01/27/25	622,000	616,091
Banco BTG Pactual
2.75%, 01/11/26	622,000	573,801
Banco do Brasil
3.25%, 09/30/26	1,500,000	1,443,765
Braskem Netherlands Finance BV
8.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81 (A)	660,000	723,297
BRF GmbH
4.35%, 09/29/26	363,000	353,566
Cemig Geracao e Transmissao
9.25%, 12/05/24	312,000	338,523

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Brazil (continued)
Centrais Eletricas Brasileiras
3.63%, 02/04/25	$311,000	$304,702
CSN Resources
7.63%, 04/17/26	229,000	237,610
Fibria Overseas Finance
4.00%, 01/14/25	310,000	315,174
FS Luxembourg Sarl
10.00%, 12/15/25	675,000	707,461
Gol Finance
7.00%, 01/31/25	550,000	456,500
8.00%, 06/30/26	600,000	539,154
InterCement Financial Operations BV
5.75%, 07/17/24	340,000	300,478
Itau Unibanco Holding
3.25%, 01/24/25	2,204,000	2,189,013
Itau Unibanco Holding MTN
6.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.863%, (A)(B)	110,000	110,372
Light Servicos de Eletricidade
4.38%, 06/18/26	1,000,000	937,500
NBM US Holdings
7.00%, 05/14/26	1,316,000	1,365,850
Petrobras Global Finance BV
5.30%, 01/27/25	316,000	330,062
Petrorio Luxembourg Sarl
6.13%, 06/09/26	650,000	650,143
Tupy Overseas
4.50%, 02/16/31	400,000	352,004
Unigel Luxembourg
8.75%, 10/01/26	1,350,000	1,424,230
Usiminas International Sarl
5.88%, 07/18/26	388,000	397,200
XP
3.25%, 07/01/26	1,700,000	1,609,118

		17,871,876

Burkina Faso — 0.3%
Endeavour Mining
5.00%, 10/14/26	1,117,000	1,022,077

		1,022,077

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Chile — 1.9%
AES Andes
7.13%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79 (A)	$634,000	$636,384
ATP Tower Holdings
4.05%, 04/27/26	800,000	760,000
Banco Santander Chile
2.70%, 01/10/25	680,000	664,659
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	848,723
Cencosud
5.15%, 02/12/25	310,000	321,625
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	310,000	321,625
Empresa Nacional del Petroleo
3.75%, 08/05/26	940,000	936,231
Inversiones CMPC
4.38%, 05/15/23	110,000	111,789
Kenbourne Invest
4.70%, 01/22/28	1,100,000	968,307
6.88%, 11/26/24	681,000	668,047

		6,237,390

China — 10.2%
Agile Group Holdings
8.38%, (A)(B)	1,860,000	372,000
Baidu
3.88%, 09/29/23	964,000	972,912
Bank of Communications MTN
1.20%, 09/10/25	1,691,000	1,587,145
CCB Life Insurance
4.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.680%, 04/21/77 (A)	200,000	199,502
CCBL Cayman 1 MTN
1.99%, 07/21/25	1,678,000	1,592,482
China Construction Bank
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.880%, 02/27/29 (A)	676,000	685,458
China Huadian Overseas Development Management
4.00%, (A)(B)	200,000	201,211

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
China Railway Xunjie
3.25%, 07/28/26	$307,000	$302,550
China SCE Group Holdings
7.38%, 04/09/24	500,000	275,000
Chinalco Capital Holdings
2.13%, 06/03/26	567,000	530,419
4.10%, (A)(B)	1,223,000	1,220,188
CIFI Holdings Group
5.95%, 10/20/25	311,000	258,130
6.00%, 07/16/25	622,000	516,260
CITIC MTN
3.88%, 02/28/27	633,000	636,002
CNAC HK Finbridge
2.00%, 09/22/25	620,000	581,180
3.38%, 06/19/24	1,000,000	995,763
CNOOC Finance 2015 USA
3.50%, 05/05/25	1,000,000	1,002,720
CNPC Global Capital
1.35%, 06/23/25	700,000	662,934
Contemporary Ruiding Development
1.88%, 09/17/25	666,000	627,672
Country Garden Holdings
3.13%, 10/22/25	625,000	460,938
5.13%, 01/17/25	634,000	488,180
5.13%, 01/14/27	311,000	223,920
5.63%, 12/15/26	309,000	227,115
6.50%, 04/08/24	622,000	510,040
ENN Clean Energy International Investment
3.38%, 05/12/26	1,650,000	1,544,526
Far East Horizon MTN
2.63%, 03/03/24	200,000	186,692
Fortune Star BVI
6.75%, 07/02/23	340,000	330,055
Geely Automobile Holdings
4.00%, (A)(B)	328,000	312,506
Haidilao International Holding
2.15%, 01/14/26	657,000	558,792
Huarong Finance II MTN
5.50%, 01/16/25	2,583,000	2,608,830

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
Kaisa Group Holdings
9.38%, 06/30/24 (C)	$1,018,000	$193,929
9.75%, 09/28/23	309,000	55,620
9.95%, 07/23/25	1,359,000	241,562
11.50%, 01/30/23	1,462,000	278,511
11.95%, 11/12/23 (C)	1,000,000	180,250
KWG Group Holdings
5.88%, 11/10/24	1,041,000	416,921
7.40%, 01/13/27	691,000	262,753
Lenovo Group MTN
4.75%, 03/29/23	1,431,000	1,446,111
Minmetals Bounteous Finance BVI
3.38%, (A)(B)	1,073,000	1,060,285
4.20%, 07/27/26	750,000	765,942
RKPF Overseas 2020 A
5.13%, 07/26/26	621,000	471,960
Ronshine China Holdings
8.75%, 10/25/22	867,000	312,120
Shanghai Electric Group Global Investment
2.65%, 11/21/24	632,000	614,020
Shimao Group Holdings
5.20%, 01/16/27	311,000	83,970
5.60%, 07/15/26	309,000	87,293
6.13%, 02/21/24	312,000	93,756
Shougang Group
4.00%, 05/23/24	328,000	329,336
Shui On Development Holding
6.15%, 08/24/24	316,000	295,460
Sinochem Offshore Capital MTN
1.63%, 10/29/25	633,000	588,755
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	202,120
Sinopec Group Overseas Development 2018
1.45%, 01/08/26	1,660,000	1,552,433
Sunac China Holdings
6.50%, 07/09/23	305,000	88,603
7.50%, 02/01/24	1,392,000	351,480
7.95%, 10/11/23	1,068,000	280,350
Three Gorges Finance I Cayman Islands
3.70%, 06/10/25	700,000	710,668

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
China (continued)
Times China Holdings
5.75%, 01/14/27	$667,000	$253,460
6.60%, 03/02/23	309,000	159,135
West China Cement
4.95%, 07/08/26	316,000	275,331
Yili Holding Investment
1.63%, 11/19/25	350,000	325,078
Yuzhou Group Holdings
6.00%, 10/25/23	326,000	47,270
8.30%, 05/27/25	550,000	71,775
8.50%, 02/26/24 (C)	713,000	92,690
Zhenro Properties Group
6.63%, 01/07/26	632,000	69,520
8.30%, 09/15/23	309,000	34,763

		32,964,352

Colombia — 1.8%
Banco de Bogota
4.38%, 08/03/27	630,000	604,019
6.25%, 05/12/26	417,000	426,383
Bancolombia
3.00%, 01/29/25	673,000	654,627
4.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.929%, 10/18/27 (A)	110,000	109,314
Canacol Energy
5.75%, 11/24/28	1,250,000	1,175,000
Ecopetrol
4.13%, 01/16/25	110,000	108,353
5.38%, 06/26/26	1,349,000	1,366,604
5.88%, 09/18/23	314,000	320,330
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	735,110
SURA Asset Management
4.88%, 04/17/24	358,000	363,556

		5,863,296

Congo — 0.5%
HTA Group
7.00%, 12/18/25	1,500,000	1,483,200

Egypt — 0.2%
Energean
6.50%, 04/30/27	600,000	569,700

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Ghana — 0.6%
Kosmos Energy
7.50%, 03/01/28	$1,300,000	$1,251,250
7.75%, 05/01/27	200,000	196,500
Tullow Oil
10.25%, 05/15/26	650,000	662,272

		2,110,022

Guatemala — 0.1%
Investment Energy Resources
6.25%, 04/26/29	300,000	303,003

Hong Kong — 0.1%
HKT Capital No. 4
3.00%, 07/14/26	200,000	196,327
Melco Resorts Finance
4.88%, 06/06/25	110,000	100,787

		297,114

India — 5.3%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,122,330
Adani Green Energy
4.38%, 09/08/24	800,000	778,000
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	358,737
Adani Transmission
4.00%, 08/03/26	309,000	300,854
Axis Bank MTN
4.10%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.315%, (A)(B)	800,000	747,190
Bharti Airtel
4.38%, 06/10/25	110,000	110,921
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	640,894
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	718,916
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27	350,000	335,300
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	452,475
5.95%, 07/29/26	338,000	342,225
Greenko Wind Projects Mauritius
5.50%, 04/06/25	1,000,000	996,250

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
India (continued)
ICICI Bank MTN
4.00%, 03/18/26	$765,000	$770,707
Indian Oil
4.75%, 01/16/24	666,000	679,253
JSW Steel
5.95%, 04/18/24	554,000	563,972
Magnum Holdings
5.38%, 10/31/26	300,000	295,500
Muthoot Finance MTN
4.40%, 09/02/23	360,000	359,730
Network i2i
3.98%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, (A)(B)	1,100,000	1,018,050
NTPC MTN
4.25%, 02/26/26	364,000	364,268
Oil India
5.38%, 04/17/24	218,000	225,194
Periama Holdings
5.95%, 04/19/26	665,000	675,840
REC
3.50%, 12/12/24	715,000	706,952
Reliance Industries
4.13%, 01/28/25	644,000	653,106
ReNew Power Synthetic
6.67%, 03/12/24	364,000	371,280
Shriram Transport Finance MTN
4.40%, 03/13/24	1,343,000	1,313,454
5.10%, 07/16/23	489,000	489,611
State Bank of India
4.38%, 01/24/24	110,000	111,672
State Bank of India MTN
1.80%, 07/13/26	620,000	573,984
Vedanta Resources Finance II
8.95%, 03/11/25	1,200,000	1,167,000

		17,243,665

Indonesia — 3.1%
APL Realty Holdings Pte
5.95%, 06/02/24	1,238,000	674,834
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	360,538
4.75%, 05/13/25	300,000	309,051

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Indonesia (continued)
Bank Negara Indonesia Persero
4.30%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, (A)(B)	$1,800,000	$1,635,279
Cikarang Listrindo
4.95%, 09/14/26	950,000	940,975
Medco Bell Pte
6.38%, 01/30/27	550,000	530,750
Medco Oak Tree Pte
7.38%, 05/14/26	691,000	696,528
Pelabuhan Indonesia II
4.25%, 05/05/25	1,996,000	2,025,581
Pertamina Persero
1.40%, 02/09/26	985,000	908,485
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,219,102
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	499,860
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	260,987

		10,061,970

Ireland — 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27	688,000	682,840

Israel — 1.4%
Energean Israel Finance
4.50%, 03/30/24	1,648,000	1,627,812
Israel Electric
5.00%, 11/12/24	913,000	947,694
Leviathan Bond
6.13%, 06/30/25	636,026	645,374
6.50%, 06/30/27	620,000	634,364
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	633,000	665,878

		4,521,122

Jersey — 0.4%
Petrofac
9.75%, 11/15/26	1,250,000	1,143,825

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Jordan — 0.4%
Hikma Finance USA
3.25%, 07/09/25	$1,299,000	$1,255,678

Kazakhstan — 0.7%
KazMunayGas National JSC
4.75%, 04/24/25	631,000	613,037
4.75%, 04/19/27	316,000	302,589
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	53,000
Tengizchevroil Finance International
2.63%, 08/15/25	900,000	792,000
4.00%, 08/15/26	631,000	574,185

		2,334,811

Kuwait — 1.5%
Kuwait Projects SPC
5.00%, 03/15/23	717,000	712,169
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	783,495
MEGlobal Canada ULC MTN
5.00%, 05/18/25	1,800,000	1,855,566
NBK SPC
1.63%, U.S. SOFR + 1.050%, 09/15/27 (A)	1,500,000	1,370,280

		4,721,510

Malaysia — 0.5%
Misc Capital Two Labuan MTN
3.63%, 04/06/25	1,000,000	999,900
TNB Global Ventures Capital MTN
3.24%, 10/19/26	636,000	629,118

		1,629,018

Mexico — 4.5%
Alfa
5.25%, 03/25/24	354,000	363,275
Alsea
7.75%, 12/14/26	1,000,000	1,038,805
Axtel
6.38%, 11/14/24	176,000	179,520
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	634,755
4.38%, 04/11/27	622,000	631,330

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Mexico (continued)
Banco Mercantil del Norte
5.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%, (A)(B)	$1,600,000	$1,480,000
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25	666,000	690,199
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.995%, 10/01/28 (A)	1,015,000	1,038,913
Cemex
7.38%, 06/05/27	700,000	749,000
Comision Federal de Electricidad
4.75%, 02/23/27	316,000	323,110
Grupo Bimbo
5.95%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.280%, (A)(B)	708,000	722,160
Orbia Advance
1.88%, 05/11/26	310,000	290,408
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,184,296
6.50%, 03/13/27	620,000	629,610
Petroleos Mexicanos MTN
6.88%, 08/04/26	2,847,000	2,978,161
Sigma Alimentos
4.13%, 05/02/26	460,000	463,450
Total Play Telecomunicaciones
7.50%, 11/12/25	660,000	640,781
Trust Fibra Uno
5.25%, 01/30/26	600,000	619,500

		14,657,273

Netherlands — 0.8%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	3,038,000	2,753,582

Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26	300,000	282,000

Oman — 0.9%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	356,446

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Oman (continued)
OmGrid Funding
5.20%, 05/16/27	$1,246,000	$1,230,562
OQ SAOC MTN
5.13%, 05/06/28	400,000	395,014
Oztel Holdings SPC
5.63%, 10/24/23	785,000	794,667
6.63%, 04/24/28	288,000	301,540

		3,078,229

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	112,239

Peru — 1.3%
Banco de Credito del Peru
2.70%, 01/11/25	636,000	619,082
4.25%, 04/01/23	1,110,000	1,126,539
Cia de Minas Buenaventura SAA
5.50%, 07/23/26	317,000	311,852
Credicorp
2.75%, 06/17/25	1,631,000	1,573,305
Southern Copper
3.88%, 04/23/25	110,000	111,662
Volcan Cia Minera SAA
4.38%, 02/11/26	530,000	507,475

		4,249,915

Philippines — 0.5%
Bank of the Philippine Islands MTN
4.25%, 09/04/23	379,000	386,580
BDO Unibank MTN
2.13%, 01/13/26	310,000	299,325
Petron
5.95%, (A)(B)	316,000	304,150
SMC Global Power Holdings
7.00%, (A)(B)	632,000	610,575

		1,600,630

Qatar — 3.0%
ABQ Finance MTN
1.88%, 09/08/25	1,000,000	947,558
3.13%, 09/24/24	212,000	210,599

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Qatar (continued)
AKCB Finance
4.75%, 10/09/23	$1,061,000	$1,081,613
CBQ Finance MTN
5.00%, 05/24/23	660,000	677,241
Doha Finance MTN
2.38%, 03/31/26	947,000	904,385
MAR Sukuk
2.21%, 09/02/25	310,000	298,954
3.03%, 11/13/24	289,000	288,235
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,814,459
QIB Sukuk
1.95%, 10/27/25	666,000	634,428
QNB Finance MTN
2.75%, 02/12/27	633,000	616,032
3.50%, 03/28/24	1,217,000	1,221,259

		9,694,763

Saudi Arabia — 3.6%
Almarai Sukuk
4.31%, 03/05/24	213,000	216,598
Arab National Bank
3.33%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.974%, 10/28/30 (A)	316,000	308,100
Arabian Centres Sukuk II
5.63%, 10/07/26	1,525,000	1,442,162
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	673,358
6.88%, 03/21/23	724,000	726,751
Global Sukuk
0.95%, 06/17/24	300,000	286,920
1.60%, 06/17/26	300,000	281,928
Riyad Sukuk
3.17%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.791%, 02/25/30 (A)	644,000	630,455
SABIC Capital II BV
4.00%, 10/10/23	700,000	712,397
Samba Funding
2.75%, 10/02/24	1,068,000	1,054,650
2.90%, 01/29/27	310,000	303,726

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Saudi Arabia (continued)
Saudi Arabian Oil
1.25%, 11/24/23	$350,000	$341,797
1.63%, 11/24/25	1,700,000	1,612,079
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,386,816
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,665,000	1,588,134

		11,565,871

Singapore — 0.7%
BOC Aviation MTN
2.09%, ICE LIBOR USD 3 Month + 1.125%, 09/26/23 (A)	110,000	110,024
BOC Aviation USA MTN
1.63%, 04/29/24	200,000	192,242
Puma International Financing
5.13%, 10/06/24	1,979,000	1,884,997

		2,187,263

South Africa — 2.2%
Anglo American Capital
4.75%, 04/10/27	363,000	377,052
Bidvest Group UK
3.63%, 09/23/26	316,000	295,081
Eskom Holdings SOC
7.13%, 02/11/25	338,000	325,758
Eskom Holdings SOC MTN
6.35%, 08/10/28	315,000	321,489
Fields Orogen Holdings BVI
5.13%, 05/15/24	535,000	545,834
FirstRand Bank
6.25%, USD Swap Semi 30/360 5 Yr Curr + 3.561%, 04/23/28 (A)	428,000	431,997
Liquid Telecommunications Financing
5.50%, 09/04/26	400,000	382,320
Mauritius Investments
4.76%, 11/11/24	250,000	250,625
6.50%, 10/13/26	954,000	1,002,940
Sasol Financing USA
5.88%, 03/27/24	1,273,000	1,289,931
6.50%, 09/27/28	628,000	637,546

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
South Africa (continued)
Stillwater Mining
4.00%, 11/16/26	$1,317,000	$1,264,978

		7,125,551

South Korea — 4.9%
Hana Bank MTN
3.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.409%, (A)(B)	600,000	571,292
Hanwha Life Insurance
4.70%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, (A)(B)	1,375,000	1,389,665
Hyundai Capital Services MTN
1.25%, 02/08/26	310,000	284,700
Kia
3.00%, 04/25/23	321,000	321,988
Kookmin Bank
1.75%, 05/04/25	1,500,000	1,441,080
Kookmin Bank MTN
4.35%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.639%, (A)(B)	726,000	726,000
Korea East-West Power
1.75%, 05/06/25	1,100,000	1,054,977
NAVER
1.50%, 03/29/26	310,000	288,592
NongHyup Bank MTN
1.25%, 07/20/25	620,000	583,455
POSCO
2.75%, 07/15/24	361,000	358,174
Shinhan Bank MTN
3.88%, 03/24/26	1,243,000	1,254,738
Shinhan Financial Group
2.88%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.064%, (A)(B)	1,800,000	1,636,560
SK Battery America
2.13%, 01/26/26	316,000	292,156
SK Hynix
1.00%, 01/19/24	700,000	672,371
1.50%, 01/19/26	1,700,000	1,574,028
3.00%, 09/17/24	500,000	495,958
SK Innovation
4.13%, 07/13/23	200,000	201,537

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
South Korea (continued)
Woori Bank MTN
4.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664%, (A)(B)	$723,000	$707,383
4.75%, 04/30/24	474,000	486,910
5.25%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.347%, (A)(B)	1,386,000	1,382,535

		15,724,099

Spain — 0.4%
EnfraGen Energia Sur
5.38%, 12/30/30	2,040,000	1,422,064

		1,422,064

Supranational — 0.9%
Africa Finance MTN
4.38%, 04/17/26	687,000	685,887
African Export-Import Bank
2.63%, 05/17/26	650,000	604,344
Central American Bank for Economic Integration
2.00%, 05/06/25	1,800,000	1,748,450

		3,038,681

Taiwan — 0.3%
Formosa Group Cayman
3.38%, 04/22/25	316,000	312,903
TSMC Global
1.25%, 04/23/26	648,000	599,936

		912,839

Thailand — 0.9%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	112,167
5.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729%, (A)(B)	1,700,000	1,676,625
Kasikornbank MTN
3.34%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%,10/02/31 (A)	942,000	886,483
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	199,781

		2,875,056

Turkey — 2.2%
Akbank
6.80%, 02/06/26	688,000	669,747

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
Turkey (continued)
Arcelik
5.00%, 04/03/23	$250,000	$249,277
KOC Holding
5.25%, 03/15/23	1,765,000	1,765,141
QNB Finansbank
6.88%, 09/07/24	361,000	373,878
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	203,498
6.88%, 02/28/25	730,000	717,850
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	655,000	625,329
5.80%, 04/11/28	200,000	180,748
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26	309,000	294,897
Ulker Biskuvi Sanayi
6.95%, 10/30/25	1,600,000	1,397,248
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	669,082

		7,146,695

Ukraine — 0.1%
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	182,560

United Arab Emirates — 6.4%
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	734,909
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,024,952
BOS Funding MTN
4.00%, 09/18/24	310,000	309,839
Commercial Bank of Dubai PSC
6.00%, USD Swap Semi 30/360 6 Yr Curr + 5.597%, (A)(B)	460,000	461,150
DAE Funding MTN
2.63%, 03/20/25	310,000	294,128
DAE Sukuk Difc MTN
3.75%, 02/15/26	1,265,000	1,231,794
DIB Sukuk
2.95%, 02/20/25	636,000	628,919
3.63%, 02/06/23	2,100,000	2,120,097

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
United Arab Emirates (continued)
DIB Sukuk MTN
2.95%, 01/16/26	$310,000	$304,686
DIFC Sukuk
4.33%, 11/12/24	545,000	560,743
DP World Crescent
3.91%, 05/31/23	361,000	364,610
DP World Salaam
6.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, (A)(B)	1,022,000	1,054,299
EI Sukuk
1.83%, 09/23/25	310,000	294,733
EMG SUKUK
4.56%, 06/18/24	446,000	450,460
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	290,011
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,231,232
First Abu Dhabi Bank PJSC
4.50%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.138%, (A)(B)	682,000	675,985
MAF Global Securities
4.75%, 05/07/24	1,349,000	1,377,734
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	1,005,099
MDGH - GMTN BV MTN
2.50%, 05/21/26	2,620,000	2,549,208
National Central Cooling PJSC
2.50%, 10/21/27	626,000	572,790
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	405,036
Sharjah Sukuk Program MTN
3.85%, 04/03/26	1,621,000	1,640,724
Shelf Drilling Holdings
8.88%, 11/15/24	43,000	43,860

		20,626,998

United States — 1.1%
Flex
4.75%, 06/15/25	110,000	113,621
Hyundai Capital America
4.13%, 06/08/23	1,588,000	1,608,490

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

GLOBAL BONDS (continued)

	Face Amount	Value
United States (continued)
Hyundai Capital America MTN
2.75%, 09/27/26	$1,772,000	$1,685,466

		3,407,577

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26	600,000	528,000

Zambia — 0.2%
First Quantum Minerals
6.88%, 03/01/26	363,000	373,110
7.25%, 04/01/23	351,000	351,007

		724,117

Total Global Bonds
(Cost $252,716,580)		231,393,401

SOVEREIGN DEBT — 11.6%

Bahrain — 0.1%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	384,114

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	315,814

Colombia — 0.3%
Colombia Government International Bond
2.63%, 03/15/23	1,000,000	994,470

Costa Rica — 0.1%
Costa Rica Government International Bond
4.38%, 04/30/25	316,000	319,160

Dominican Republic — 0.8%
Dominican Republic Government International Bond
5.50%, 01/27/25	1,187,000	1,226,776
6.88%, 01/29/26	1,327,000	1,409,951

		2,636,727

Egypt — 0.7%
Egypt Government International Bond
5.88%, 06/11/25	681,000	669,733

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Egypt (continued)
Egypt Government International Bond MTN
5.80%, 09/30/27	$600,000	$548,844
6.20%, 03/01/24	1,088,000	1,092,744

		2,311,321

Indonesia — 0.7%
Indonesia Government International Bond
4.35%, 01/08/27	1,566,000	1,663,406
Indonesia Government International Bond MTN
4.75%, 01/08/26	529,000	561,758

		2,225,164

Jordan — 0.5%
Jordan Government International Bond
4.95%, 07/07/25	1,500,000	1,492,740

		1,492,740

Kenya — 0.3%
Kenya Government International Bond
7.00%, 05/22/27	936,000	900,507

Lebanon — 0.2%
Lebanon Government International Bond MTN
6.10%, 10/04/22 (C)	1,260,000	152,838
6.15%, 12/31/23 (C)	2,770,000	329,076
6.85%, 05/25/29 (C)	1,594,000	191,280

		673,194

Mongolia — 0.3%
Mongolia Government International Bond
3.50%, 07/07/27	1,000,000	899,790

Morocco — 0.1%
Morocco Government International Bond
2.38%, 12/15/27	316,000	288,337

Nigeria — 0.2%
Nigeria Government International Bond MTN
6.50%, 11/28/27	341,000	323,916
8.38%, 03/24/29	300,000	302,892

		626,808

Oman — 0.7%
Oman Government International Bond
5.63%, 01/17/28	1,645,000	1,695,975
Oman Government International Bond MTN
4.88%, 02/01/25	316,000	322,320

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Oman (continued)
Oman Sovereign Sukuk
4.40%, 06/01/24	$356,000	$359,578

		2,377,873

Pakistan — 0.2%
Pakistan Government International Bond MTN
6.00%, 04/08/26	650,000	510,250

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	727,000	623,766

Qatar — 0.6%
Qatar Government International Bond
3.40%, 04/16/25	1,800,000	1,835,050

Saudi Arabia — 0.9%
Saudi Government International Bond MTN
2.90%, 10/22/25	1,000,000	1,007,510
3.25%, 10/26/26	1,846,000	1,889,178

		2,896,688

South Africa — 0.7%
South Africa Government International Bond
4.85%, 09/27/27	688,000	691,440
4.88%, 04/14/26	934,000	950,812
5.88%, 09/16/25	750,000	793,500

		2,435,752

South Korea — 0.6%
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	928,979
Korea Resources MTN
1.75%, 04/15/26	1,000,000	940,741

		1,869,720

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.83%, 07/18/26	308,000	148,102
6.85%, 11/03/25 (C)	496,000	241,239

		389,341

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	308,000

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount	Value
Turkey — 2.6%
Turkey Government International Bond
3.25%, 03/23/23	$364,000	$357,259
5.60%, 11/14/24	2,295,000	2,226,838
5.75%, 03/22/24	2,276,000	2,249,598
6.38%, 10/14/25	1,485,000	1,451,766
8.60%, 09/24/27	1,610,000	1,649,928
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	565,296

		8,500,685

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/24	1,294,000	556,420
7.75%, 09/01/26	619,000	263,880

		820,300

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond MTN
0.75%, 09/02/23	700,000	684,705

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24	463,000	334,416

Total Sovereign Debt
(Cost $39,122,612)		37,654,692

U.S. TREASURY OBLIGATIONS — 9.3%

U.S. Treasury Bills
0.42%, 6/23/2022 (D)	$30,000,000	29,967,549

Total U.S. Treasury Obligations
(Cost $29,971,296)		29,967,549

COMMON STOCK — 3.5%

	Shares
Brazil — 0.4%
Arcos Dorados Holdings, Cl A	69,732	566,921
Vale ADR, Cl B	28,643	572,574

		1,139,495

China — 0.6%
Alibaba Group Holding ADR *	2,870	312,256
Bilibili ADR *	19,375	495,612

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
China (continued)
GDS Holdings ADR *	9,179	$360,276
ZTO Express Cayman ADR	26,530	663,250

		1,831,394

Hong Kong — 0.6%
China State Construction International Holdings	284,000	379,957
COSCO SHIPPING Holdings, Cl H *	321,500	560,644
Jiumaojiu International Holdings	96,000	205,890
Meituan, Cl B *	28,200	560,163
Wuxi Biologics Cayman *	38,500	319,715

		2,026,369

Mexico — 0.2%
Alsea *	240,900	597,224

Norway — 0.2%
Equinor	19,344	727,719

United States — 1.5%
Communication Services — 0.3%
Alphabet, Cl A *	172	478,392
Yandex, Cl A *(E)	28,548	556,212

		1,034,604

Consumer Discretionary — 0.5%
Aptiv *	6,730	805,648
Wynn Resorts *	9,698	773,319

		1,578,967

Industrials — 0.3%
Union Pacific	3,190	871,540

Information Technology — 0.3%
Microsoft	1,582	487,747
RingCentral, Cl A *	3,587	420,432

		908,179

Materials — 0.1%
Newmont	6,862	545,186

		4,938,476

Total Common Stock
(Cost $10,846,158)		11,260,677

Total Investments - 95.9%
(Cost $332,656,646)		$310,276,319

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

WRITTEN OPTIONS — 0.0%(F)

	Contracts	Value
Total Written Options
(Proceeds $5,997)	(11)	$(495)

PURCHASED OPTIONS — 0.0%(F)

Total Purchased Options
(Cost $53,960)	11	$34,925

Other Assets & Liabilities, Net - 10.7%		13,315,754

Net Assets - 100.0%		$323,626,503

The open option contracts held by the Fund at March 31, 2022, are as follows:

	Number of		Notional	Exercise	Expiration
Description	Contracts		Amount	Price	Date		Value
PURCHASED OPTION — 0.0%

Call Options
S&P 500 Index*	11	$	4,977,500	$4,525.00	4/16/2022	$	34,925

WRITTEN OPTION — 0.0%

Call Options
S&P 500 Index*	(11)	$	(5,115,000)	4,650.00	04/16/22	$	(495)

The open futures contracts held by the Fund at March 31, 2022, are as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts

XAE Energy	42	Jun-2022	$3,390,621	$3,347,820	$(42,801)
U.S. 5-Year Treasury Note	72	Jul-2022	8,213,790	8,257,500	43,710

			11,604,411	11,605,320	909

Short Contracts
MSCI Emerging Markets	(319)	Jun-2022	$(17,738,077)	$(17,951,725)	$(213,648)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

					Unrealized
Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Appreciation/ (Depreciation)
NASDAQ 100 Index E-MINI	(11)	Jun-2022	$(3,322,472)	$(3,271,125)	$51,347

			(21,060,549)	(21,222,850)	(162,301)

			$(9,456,138)	$(9,617,530)	$(161,392)

The open forward foreign currency contracts held by the Fund at March 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays PLC	04/25/22	TRY	24,830,000	USD	1,632,597	$(31,207)
Barclays PLC	04/29/22	USD	962,080	PHP	49,898,279	295
Barclays PLC	06/08/22	USD	1,355,329	EGP	25,880,000	47,443
Barclays PLC	06/08/22	EGP	25,880,000	USD	1,590,658	187,886
Goldman Sachs	04/29/22	USD	959,910	CZK	21,591,000	15,617
Goldman Sachs	04/29/22	USD	960,523	PLN	4,040,000	(1,303)
Goldman Sachs	04/29/22	USD	962,021	COP	3,651,552,730	2,595
Goldman Sachs	04/29/22	USD	962,025	ILS	3,097,700	9,092
Goldman Sachs	04/29/22	ILS	3,097,700	USD	972,743	1,627
Goldman Sachs	04/29/22	TWD	27,727,340	USD	962,020	(6,754)
Goldman Sachs	04/29/22	INR	73,517,798	USD	962,023	(2,657)
Goldman Sachs	04/29/22	COP	3,624,010,069	USD	962,021	4,681
Goldman Sachs	05/03/22	USD	1,924,100	BRL	9,198,141	(7,568)
Goldman Sachs	05/03/22	BRL	4,664,739	USD	962,020	(9,929)
Goldman Sachs	06/08/22	EGP	25,870,000	USD	1,590,287	188,057
JPMorgan Chase Bank	04/29/22	USD	962,000	CLP	752,765,000	(9,591)
JPMorgan Chase Bank	04/29/22	CLP	762,144,500	USD	962,000	(2,276)
JPMorgan Chase Bank	06/08/22	USD	1,340,415	EGP	25,870,000	61,816
Morgan Stanley	04/29/22	CNH	6,157,000	USD	961,963	(5,294)
Morgan Stanley	05/04/22	COP	3,628,805,260	USD	962,040	4,067

						$446,597

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

The open centrally cleared swap agreements held by the Fund at March 31, 2022, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation Depreciation
ICE FED REP OF BRAZIL	Buy	1.00%	Quarterly	06/20/2027	1,591,000	$62,867	$88,339	$(25,472)
ICE UNITED MEXICAN STATES	Buy	1.00%	Quarterly	06/20/2027	3,181,000	(13,786)	$15,279	(29,065)

						$49,081	$103,618	$(54,537)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation (Depreciation)
0.9075%	TELBOR Index	Annually	06/15/2024	ILS	25,500,000	$110,684	$–	$110,684
0.895%	TELBOR Index	Annually	06/15/2024	ILS	52,600,000	232,343	–	232,343
3-Month- ZAR-JIBAR	6.1%	Quarterly	06/15/2024	ZAR	263,000,000	34,520	–	34,520
3-Month- ZAR-JIBAR	6.545%	Quarterly	06/15/2024	ZAR	252,000,000	(73,980)	–	(73,980)
8.24%	3-Month - ZAR-JIBAR	Quarterly	06/15/2032	ZAR	67,350,000	59,843	–	59,843
7.95%	3-Month - ZAR-JIBAR	Quarterly	06/15/2032	ZAR	69,720,000	(27,554)	–	(27,554)

						$335,856	$–	$335,856

The open OTC swap agreements held by the Fund at March 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
JPMorgan Chase	Abu Dhabi Commercial Bank	6545464	1-Day ILS LIBOR BBA	Annually	02/10/2024	USD	(86,329)	$13,848	$–	$13,848
JPMorgan Chase	Abu Dhabi Commercial Bank	6545464	1-Day ILS LIBOR BBA	Annually	03/10/2024	USD	(297,459)	(4,660)	–	(4,660)
JPMorgan Chase	Abu Dhabi Commercial Bank	6545464	1-Day ILS LIBOR BBA	Annually	02/08/2024	USD	(126,472)	25,257	–	25,257
Morgan Stanley	Amadeus IT Group, S.A.	B3MSM28	1-Month EURIBOR	Annually	03/16/2024	EUR	(674,878)	64,105	–	64,105
JPMorgan Chase	Bank Leumi	6076425	1-Day USD OBFR BBA	Annually	03/16/2024	ILS	(635,801)	9,737	–	9,737
JPMorgan Chase	Bank Leumi	6076425	1-Day USD OBFR BBA	Annually	03/30/2024	ILS	(259,926)	(1,432)	–	(1,432)
JPMorgan Chase	Bank Leumi	6076425	1-Day USD OBFR BBA	Annually	03/25/2024	ILS	(263,893)	(3,327)	–	(3,327)
JPMorgan Chase	Bank Leumi	6076425	1-Day USD OBFR BBA	Annually	03/29/2024	ILS	(507,327)	(2,852)	–	(2,852)
JPMorgan Chase	Bank Rakyat Indonesia	6709099	1-Day USD OBFR BBA	Annually	03/17/2024	USD	498,100	(546)	–	(546)
JPMorgan Chase	Bank Rakyat Indonesia	6709099	1-Day USD OBFR BBA	Annually	03/16/2024	USD	612,900	1,231	–	1,231
JPMorgan Chase	Bank Rakyat Indonesia	6709099	1-Day USD OBFR BBA	Annually	03/28/2024	USD	244,600	(917)	–	(917)
Bank of America	BIM Birlesik Magazalar A.S.	B0D0006	1-Day USD OBFR BBA	Annually	03/25/2024	USD	(81,011)	1,996	–	1,996

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized
Bank of America	BIM Birlesik Magazalar A.S.	B0D0006	1-Day USD OBFR BBA	Annually	03/23/2024	USD	(163,202)	$6,101	$–	$6,101
Bank of America	BIM Birlesik Magazalar A.S.	B0D0006	1-Day USD OBFR BBA	Annually	03/23/2024	USD	(162,620)	4,161	–	4,161
Bank of America	BIM Birlesik Magazalar A.S.	B0D0006	1-Day USD OBFR BBA	Annually	03/22/2024	USD	(195,261)	11,331	–	11,331
Morgan Stanley	DBS Group Holdings	6175203	1-Day SORA	Annually	01/04/2024	SGD	(1,155,051)	43,964	–	43,964
		HNDL IN
BNP Paribas	Hindalco Industries	EQUITY	1-Month LIBOR	Annually	02/03/2024	USD	(470,057)	(5,769)	–	(5,769)
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	03/08/2024	USD	(162,339)	97	–	97
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	03/10/2024	USD	(267,539)	2,160	–	2,160
JPMorgan Chase	International Container	HQPSY7	1-Day USD OBFR BBA	Annually	03/04/2024	USD	(68,594)	85,259	–	85,259
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	02/08/2024	USD	(52,606)	4,001	–	4,001
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	02/24/2024	USD	(91,464)	1,593	–	1,593
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	03/02/2024	USD	(68,663)	1,803	–	1,803
JPMorgan Chase	International Container	6455819	1-Day USD OBFR BBA	Annually	02/16/2024	USD	(63,430)	2,127	–	2,127
Morgan Stanley	Kangwon Land Inc	6683449	1-Day FEDEF	Annually	03/17/2024	USD	(519,197)	8,300	–	8,300
Morgan Stanley	MTN Group Ltd	6563206	1-Month JIBAR	Annually	02/08/2024	ZAR	(9,623,645)	645	–	645
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	03/08/2024	USD	534,500	4,116	–	4,116
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	01/04/2024	USD	675,000	18,622	–	18,622
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	01/18/2024	USD	105,300	2,830	–	2,830
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	03/10/2024	USD	810,300	5,161	–	5,161
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	03/15/2024	USD	501,900	(1,245)	–	(1,245)
JPMorgan Chase	PE	TLKM IJ EQUITY	1-Day USD OBFR BBA	Annually	02/09/2024	USD	206,300	4,748	–	4,748
Morgan Stanley	Shoprite Holdings Ltd	6801575	1-Month JIBAR	Annually	02/16/2024	ZAR	(3,536,538)	4,478	–	4,478
BNP Paribas	Tata Motors	B611LV1	1-Month LIBOR	Annually	11/15/2023	USD	(395,308)	(20,511)	–	(20,511)
JPMorgan Chase	Türkiye Petrol Rafinerileri A.S.	B03MYT9	1-Day USD OBFR BBA	Annually	02/24/2024	USD	(91,886)	8,638	–	8,638
JPMorgan Chase	Türkiye Petrol Rafinerileri A.S.	B03MYT9	1-Day USD OBFR BBA	Annually	02/16/2024	USD	(124,838)	820	–	820
JPMorgan Chase	Türkiye Petrol Rafinerileri A.S.	B03MYT9	1-Day USD OBFR BBA	Annually	02/28/2024	USD	(662,221)	100,014	–	100,014
	Unimicron
Morgan Stanley	Technology Corporation	6137720	1-Day SOFR	Annually	03/08/2024	USD	(708,992)	55,784	–	55,784
Morgan Stanley	Woori Financial Group	BGHWH98	1-Day FEDEF	Annually	02/16/2024	KRW	(109,362,595)	4,450	–	4,450
Morgan Stanley	Woori Financial Group	BGHWH98	1-Day FEDEF	Annually	02/24/2024	USD	(557,071)	32,765	–	32,765

								$488,884	$–	$488,884

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

*	Non-income producing security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Perpetual security with no stated maturity date.
(C)	The issuer is, or is in danger of being, in default of its payment obligation.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $556,212, or 0.2% of Net Assets, were fair valued under the Fund’s valuation procedures as of March 31, 2022. Please see Notes to Investment Portfolio.

(F)	Refer to table below for details on options contracts.

ADR — American Depositary Receipt

BBA — British Bankers Association

BRL — Brazilian Real

Cl — Class

CLP — Chilian Peso

CNH — Intercontinental Exchange

COP — Colombian Peso

DAC — Designated Activity Company

DOP — Dominican Peso

EGP— Egyptian Pound

EUR — Euro

EURIBOR — European Interbank Offered Rate

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS— Israli New Shekel

INR — Indian Rupee

JSC — Joint Stock Company

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLP — Limited Liability Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

NOK — Norwegian Krone

PHP — Phulippine Peso

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

TELBOR — Tel Aviv Inter-Bank Offered Rate

TRY — Turkish Lira

TWD— Taiwan Dollar

USD — U.S. Dollar

ULC — Unlimited Liability Company

ZAR — South African Rand

The following table summarizes the inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$231,393,401	$–	$231,393,401
Sovereign Debt	–	37,654,692	–	37,6 54,692
U.S. Treasury Obligations	–	29,967,549	–	29,967,549
Common Stock	11,260,677	–	–	11,260,677

Total Investments in Securities	$11,260,677	$299,015,642	$–	$310,276,319

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$34,925	$–	$–	$34,925
Written Options	(495)	–	–	(495)
Futures Contracts*
Unrealized Appreciation	95,057	–	–	95,057
Unrealized Depreciation	(256,449)	–	–	(256,449)
Forwards Contracts*
Unrealized Appreciation	–	523,176	–	523,176
Unrealized Depreciation	–	(76,578)	–	(76,578)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(54,537)	–	(54,537)
Interest Rate Swaps*
Unrealized Appreciation	–	437,390	–	437,390
Unrealized Depreciation	–	(101,534)	–	(101,534)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	530,142	–	530,142
Unrealized Depreciation	–	(41,259)	–	(41,259)

Total Other Financial Instruments	$(126,962)	$1,216,800	$–	$1,089,838

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2022 (Unaudited)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-002-0600

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.0%

	Shares	Value
United States — 94.0%
Communication Services — 2.9%
New York Times, Cl A	284,248	$13,029,928

Consumer Discretionary — 32.2%
Lindblad Expeditions Holdings *	1,258,603	18,979,733
Malibu Boats, Cl A *	298,426	17,311,692
Mister Car Wash *	1,193,754	17,655,622
OneSpaWorld Holdings *	1,108,506	11,306,761
RH *	26,123	8,518,449
Skyline Champion *	475,242	26,081,281
Traeger *	1,348,519	10,032,982
Travel + Leisure	344,449	19,957,375
YETI Holdings *	213,546	12,808,489

		142,652,384

Health Care — 4.7%
Progyny *	407,891	20,965,598

Industrials — 40.7%
AAR *	371,518	17,992,617
Astec Industries	340,055	14,622,365
Atkore *	263,898	25,978,119
AZEK, Cl A *	253,096	6,286,905
Driven Brands Holdings *	820,639	21,566,393
EnPro Industries	191,773	18,741,975
Hillman Solutions *	1,014,767	12,055,432
Kornit Digital *	256,862	21,239,919
Montrose Environmental Group *	397,708	21,050,684
WESCO International *	159,495	20,756,679

		180,291,088

Information Technology — 9.4%
DoubleVerify Holdings *	896,313	22,560,198
Sprout Social, Cl A *	237,365	19,017,684

		41,577,882

Materials — 4.1%
Ingevity *	282,033	18,069,854

		416,586,734

Total Common Stock (Cost $393,785,674)		416,586,734

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — 2.3%

	Face Amount	Value
U.S. Treasury Bills
0.44%, 6/23/2022 (A)	$10,000,000	$9,989,183

Total U.S. Treasury Obligations (Cost $9,989,856)		9,989,183

Total Investments - 96.3% (Cost $403,775,530)		$426,575,917

PURCHASED OPTIONS — 0.4%(B)

	Contracts
Total Purchased Options (Cost $1,429,500)	1,500	$1,665,000

WRITTEN OPTIONS — (0.5)%(B)

Total Written Options (Proceeds $2,443,488)	(3,000)	$(2,070,000)

Other Assets & Liabilities, Net - 3.8%		16,874,072

Net Assets - 100.0%		$443,044,989

A list of the open option contracts held by the Fund at March 31, 2022 is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTION — 0.4%
Call Options
SPROUT SOCIAL INC*	1,500	$12,750,000	$85.00	7/16/2022	$1,665,000

Total Purchased Option		$12,750,000			$1,665,000

WRITTEN OPTIONS — (0.5)%
Put Options
SPROUT SOCIAL INC*	(1,500)	$(9,000,000)	60.00	07/16/22	$(1,020,000)

Call Options
SPROUT SOCIAL INC*	(1,500)	(15,000,000)	100.00	07/16/22	(1,050,000)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
WRITTEN OPTIONS (continued)
Total Written Options		$(24,000,000)			$(2,070,000)

The open futures contracts held by the Fund at March 31, 2022, are as follows:

	Number of	Expiration	Notional		Unrealized
Type of Contract	Contracts	Date	Amount	Value	Appreciation
Long Contracts Russell 2000 Index E-MINI	165	Jun-2022	$16,814,748	$17,047,800	$233,052

The open OTC swap agreements held by the Fund at March 31, 2022, are as follows:

Total Return Swaps
									Upfront	Unrealized
	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Payments/ Receipts	Appreciation (Depreciation)
Morgan Stanley	MSAISCEN #	1-Month LIBOR	MSAISCEN	Annually	03/09/2024	USD	(8,982,205)	$353,609	$–	$353,609
Morgan Stanley	MSAISCHB ^	1-Month LIBOR	MSAISCHB	Annually	04/04/2022	USD	722,481	149,231	–	149,231
Morgan Stanley	MSAISCHB ^	1-Month LIBOR	MSAISCHB	Annually	02/09/2024	USD	3,205,428	416,877	–	416,877
Morgan Stanley	MSAISCHB ^	1-Month LIBOR	MSAISCHB	Annually	03/08/2024	USD	4,332,764	441,792	–	441,792
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	Sprouts Farmers Market Inc	Annually	04/10/2023	USD	1,219,430	(109,339)	–	(109,339)
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	Sprouts Farmers Market Inc	Annually	11/26/2023	USD	1,078,968	(218,940)	–	(218,940)
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	Sprouts Farmers Market Inc	Annually	01/26/2024	USD	1,608,787	(244,837)	–	(244,837)

								$788,393	$–	$788,393

# The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAISCEN
149,174	Southwestern Energy Co	$(434,739)	$17,115	$17,115	4.84%
32,466	Antero Resources Corp	(402,403)	15,842	15,842	4.48%
31,509	Range Resources Corp	(388,929)	15,311	15,311	4.33%
17,441	Ovintiv Inc	(382,642)	15,064	15,064	4.26%
9,817	Chesapeake Energy Corp	(346,713)	13,649	13,649	3.86%
14,092	Callon Petroleum Co	(337,731)	13,296	13,296	3.76%
21,046	SM Energy Co	(333,240)	13,119	13,119	3.71%
11,095	PDC Energy Inc	(327,850)	12,907	12,907	3.65%
14,101	Matador Resources Co	(303,599)	11,952	11,952	3.38%
93,827	Kosmos Energy Ltd	(273,957)	10,785	10,785	3.05%
79,663	Equitrans Midstream Corp	(273,059)	10,750	10,750	3.04%
15,651	Murphy Oil Corp	(256,891)	10,113	10,113	2.86%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

25,568	PBF Energy Inc	$(253,298)	$9,972	$9,972	2.82%
76,948	Centennial Resource Development Inc/DE	(252,400)	9,936	9,936	2.81%
28,761	CNX Resources Corp	(241,621)	9,512	9,512	2.69%
7,140	Laredo Petroleum Inc	(229,944)	9,052	9,052	2.56%
105,332	Tellurian Inc	(226,352)	8,911	8,911	2.52%
12,577	Helmerich & Payne Inc	(218,268)	8,593	8,593	2.43%
8,405	Civitas Resources Inc	(203,896)	8,027	8,027	2.27%
31,975	Patterson-UTI Energy Inc	(201,201)	7,921	7,921	2.24%
7,351	Renewable Energy Group Inc	(181,441)	7,143	7,143	2.02%
32,607	Comstock Resources Inc	(172,458)	6,789	6,789	1.92%
5,157	Whiting Petroleum Corp	(170,662)	6,719	6,719	1.90%
17,081	ChampionX Corp	(169,764)	6,683	6,683	1.89%
78,490	Uranium Energy Corp	(146,410)	5,764	5,764	1.63%
14,919	Magnolia Oil & Gas Corp	(143,715)	5,658	5,658	1.60%
4,454	Denbury Inc	(141,919)	5,587	5,587	1.58%
2,253	Oasis Petroleum Inc	(133,835)	5,269	5,269	1.49%
62,480	Gevo Inc	(118,565)	4,668	4,668	1.32%
9,508	Northern Oil and Gas Inc	(108,685)	4,279	4,279	1.21%
5,970	California Resources Corp	(108,685)	4,279	4,279	1.21%
1,674	Nabors Industries Ltd	(104,194)	4,102	4,102	1.16%
7,702	Green Plains Inc	(97,008)	3,819	3,819	1.08%
14,380	Liberty Oilfield Services Inc	(86,229)	3,395	3,395	0.96%
26,218	Clean Energy Fuels Corp	(84,433)	3,324	3,324	0.94%
22,318	NexTier Oilfield Solutions Inc	(83,535)	3,289	3,289	0.93%
10,942	US Silica Holdings Inc	(82,636)	3,253	3,253	0.92%
21,871	Energy Fuels Inc/Canada	(80,840)	3,182	3,182	0.90%
3,463	Cactus Inc	(79,942)	3,147	3,147	0.89%
9,165	Delek US Holdings Inc	(79,043)	3,112	3,112	0.88%
20,763	Frontline Ltd/Bermuda	(74,552)	2,935	2,935	0.83%
7,210	Golar LNG Ltd	(72,756)	2,864	2,864	0.81%
10,675	Talos Energy Inc	(68,265)	2,687	2,687	0.76%
6,854	Scorpio Tankers Inc	(59,283)	2,334	2,334	0.66%
5,032	CVR Energy Inc	(52,097)	2,051	2,051	0.58%
20,127	DHT Holdings Inc	(47,606)	1,874	1,874	0.53%
29,715	W&T Offshore Inc	(45,809)	1,803	1,803	0.51%
8,146	ProPetro Holding Corp	(45,809)	1,803	1,803	0.51%
10,303	RPC Inc	(44,911)	1,768	1,768	0.50%
5,414	International Seaways Inc	(39,522)	1,556	1,556	0.44%
22,561	Other	(168,865)	6,648	6,648	1.88%

		$(8,982,205)	$353,609	$353,609	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAISCHB
62,093	Taylor Morrison Home Corp	$1,868,564	$227,987	$227,987	22.62%
76,453	Tri Pointe Homes Inc	1,697,568	207,123	207,123	20.55%
14,611	LGI Homes Inc	1,577,789	192,509	192,509	19.10%
29,985	Toll Brothers Inc	1,558,789	190,191	190,191	18.87%
37,230	MDC Holdings Inc	1,557,963	190,090	190,090	18.86%

		$8,260,673	$1,007,900	$1,007,900	100.00%

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Refer to table below for details on options contracts.

Cl — Class

LIBOR— London Interbank Offered Rate

REIT — Real Estate Investment Trust

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following table summarizes the inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$416,586,734	$–	$–	$416,586,734
U.S. Treasury Obligations	–	9,989,183	–	9,989,183

Total Investments in Securities	$416,586,734	$9,989,183	$–	$426,575,917

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,665,000	$–	$–	$1,665,000
Written Options	(2,070,000)	–	–	(2,070,000)
Futures Contracts*
Unrealized Appreciation	233,052	–	–	233,052
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,361,509	–	1,361,509
Unrealized Depreciation	–	(573,116)	–	(573,116)

Total Other Financial Instruments	$(171,948)	$788,393	$–	$616,445

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2022 (Unaudited)

*Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-003-0500

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 55.1%

	Shares	Value
Belgium — 2.6%
Anheuser-Busch InBev	122,505	$7,323,378

China — 5.9%
Alibaba Group Holding ADR *	30,106	3,275,533
Budweiser Brewing APAC	1,088,900	2,878,953
Industrial & Commercial Bank of China, Cl H	12,595,000	7,706,846
Tencent Holdings	28,200	1,315,841
Tencent Holdings ADR	34,158	1,585,614

		16,762,787

Germany — 16.3%
Brenntag	109,065	8,799,639
Deutsche Boerse	18,319	3,288,025
Fresenius & KGaA	217,023	7,973,849
Infineon Technologies	82,304	2,801,501
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	28,955	7,745,735
Puma	47,140	4,013,393
SAP	49,279	5,476,722
SAP ADR	6,589	731,115
Siemens	38,151	5,260,329

		46,090,308

Hong Kong — 0.0%
JD.com, Cl A *	1,342	38,697

India — 4.1%
HDFC Bank ADR	52,112	3,196,029
ICICI Bank ADR	446,768	8,461,786

		11,657,815

Italy — 4.4%
Intesa Sanpaolo	1,667,481	3,816,124
Moncler	26,452	1,468,913
Stellantis	378,811	6,130,072
UniCredit	106,077	1,138,457

		12,553,566

Japan — 4.6%
Asahi Group Holdings	33,200	1,205,433
FANUC	18,300	3,222,748
Nintendo	4,900	2,466,991
Sony Group	2,100	216,229
Sony Group ADR	56,871	5,841,221

		12,952,622

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
Netherlands — 1.4%
ASM International	6,709	$2,446,172
Heineken	15,384	1,465,255

		3,911,427

Sweden — 0.7%
Hexagon, Cl B	138,784	1,951,789

Switzerland — 4.2%
Cie Financiere Richemont, Cl A	34,172	4,312,159
Holcim	97,225	4,737,383
Nestle	22,825	2,963,528

		12,013,070

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing ADR	44,786	4,669,388

United Kingdom — 6.3%
AstraZeneca ADR	19,277	1,278,836
Coca-Cola Europacific Partners	192,031	9,334,627
Linde	22,886	7,308,926

		17,922,389

United States — 3.0%
Health Care — 3.0%
Medtronic	76,769	8,517,521

Total Common Stock (Cost $160,349,012)		156,364,757

U.S. TREASURY OBLIGATIONS — 31.7%

	Face Amount
U.S. Treasury Bills
0.05%, 4/28/2022 (A)	$50,000,000	49,994,928
0.57%, 7/14/2022 (A)	40,000,000	39,929,415

Total U.S. Treasury Obligations (Cost $89,932,009)		89,924,343

Total Investments - 86.8% (Cost $250,281,021)		$246,289,100

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

WRITTEN OPTIONS — 0.0%(B)

	Contracts	Value
Total Written Options (Proceeds $135,680)	(217)	$(130,724)

Other Assets & Liabilities, Net - 13.2%		37,486,311

Net Assets - 100.0%		$283,644,687

The open option contracts held by the Fund at March 31, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%
Call Options
Avino Silver & Gold Mines Ltd*	(67)	$(2,594,170)	$350.00	05/21/22	$(94,724)
Coca-Cola Europacific Partners PLC*	(150)	(750,000)	50.00	05/21/22	(36,000)

Total Written Options		$(3,344,170)			$(130,724)

The open futures contracts held by the Fund at March 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	13	Jun-2022	$1,313,752	$1,393,860	$80,108
MSCI Emerging Markets	25	Jun-2022	1,276,821	1,406,875	130,054
Nikkei 225 Index	12	Jun-2022	2,545,806	2,743,223	329,170
S&P TSX 60 Index	15	Jun-2022	3,003,148	3,160,661	91,820
TOPIX Index	25	Jun-2022	3,761,387	3,997,248	430,988

			$11,900,914	$12,701,867	$1,062,140

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

The open OTC swap agreements held by the Fund at March 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2023	EUR	(3,135,886)	$91,053	$–	$91,053
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(14,982)	3,116	–	3,116
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	11/30/2023	EUR	(701,789)	51,513	–	51,513
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	11/29/2023	EUR	(716,856)	48,207	–	48,207
Bank of America	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(419,881)	12,466	–	12,466
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	10/29/2023	EUR	(709,273)	84,372	–	84,372
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(372,964)	70,347	–	70,347
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(1,242,160)	250,654	–	250,654
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	12/17/2023	GBP	(362,062)	(101,356)	–	(101,356)
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(457,220)	228,280	–	228,280
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(573,297)	288,483	–	288,483
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(2,226)	1,330	–	1,330
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(155,782)	143,147	–	143,147
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(219,911)	133,440	–	133,440
Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(5,540,572)	1,450,923	–	1,450,923
Goldman Sachs	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2022	EUR	(1,095,609)	428,630	–	428,630
UBS	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2022	EUR	(739,478)	228,016	–	228,016
Bank of America	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(419,921)	(41,149)	–	(41,149)
UBS	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	12/14/2023	EUR	(715,247)	(70,965)	–	(70,965)
Credit Suisse	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	12/23/2023	EUR	(708,436)	(98,187)	–	(98,187)
JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	01/04/2023	EUR	(3,144,594)	515,481	–	515,481
Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(5,570,251)	586,082	–	586,082
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	06/10/2023	EUR	(696,035)	(40,009)	–	(40,009)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	07/05/2023	EUR	(702,331)	(30,164)	–	(30,164)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	11/01/2023	EUR	(58,033)	(4,404)	–	(4,404)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	05/03/2023	EUR	(1,356,138)	36,398	–	36,398
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/28/2023	EUR	(1,305,444)	472,811	–	472,811
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/27/2023	EUR	(256,349)	83,476	–	83,476
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	11/11/2023	EUR	(665,304)	(60,226)	–	(60,226)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	11/29/2023	EUR	(715,546)	(52,046)	–	(52,046)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized
Credit Suisse	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(421,204)	$(39,580)	$–	$(39,580)
Morgan Stanley	Credit Agricole SA	ACA FP EQUITY	1-Month LIBOR	Annually	02/12/2023	EUR	(2,445,615)	(103,385)	–	(103,385)
Morgan Stanley	CSIN0905	CSIN0905 IND	1MLIBOR	Annually	03/29/2024	USD	(2,813,206)	40,431	–	40,431
Goldman Sachs	ENX FP Equity	ENX FP EQUIT	1MLIBOR	Annually	02/15/2024	EUR	(665,773)	4,258	–	4,258
Goldman Sachs	ENX FP Equity	ENX FP EQUIT	1MLIBOR	Annually	01/26/2024	EUR	(12,832)	(107)	–	(107)
Credit Suisse	ENX FP Equity	ENX FP EQUIT	1MLIBOR	Annually	01/25/2024	EUR	(576,873)	(4,436)	–	(4,436)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/22/2023	EUR	(1,420,376)	(283,432)	–	(283,432)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	11/30/2023	EUR	(697,898)	(63,484)	–	(63,484)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	10/29/2023	EUR	(1,416,192)	(232,052)	–	(232,052)
Goldman Sachs	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(420,046)	(29,108)	–	(29,108)
UBS	Euronext NV	ENX FP EQUITY	1-Month LIBOR	Annually	12/16/2023	EUR	(427,634)	(18,289)	–	(18,289)
Goldman Sachs	GSAIRNEW Index^	GSAIRNEW INDEX	1MLIBOR	Annually	03/07/2024	EUR	(589,761)	60,132	–	60,132
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	(249,549)	67,456	–	67,456
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	(279,643)	75,959	–	75,959
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	08/02/2023	GBP	(641,656)	175,102	–	175,102
JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	08/19/2023	USD	(3,360,287)	599,740	–	599,740
Bank of America	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	11/29/2023	USD	(602,592)	98,643	–	98,643
Barclays	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	12/23/2023	GBP	1,279,654	1,123	–	1,123
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/01/2023	GBP	2,683,976	139,268	–	139,268
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	10/22/2023	GBP	1,248,586	(18,886)	–	(18,886)
UBS	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	12/17/2023	GBP	768,084	6,368	–	6,368
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	12/14/2023	GBP	1,321,317	15,868	–	15,868
Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/08/2023	EUR	(3,247,977)	(95,909)	–	(95,909)
Credit Suisse	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(421,807)	(23,909)	–	(23,909)
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(813,076)	433,092	–	433,092
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(621,193)	180,378	–	180,378
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(622,824)	180,337	–	180,337
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(124,071)	35,159	–	35,159
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(623,855)	167,071	–	167,071
Goldman Sachs	RI FP Equity	RI FP EQUITY	1MLIBOR	Annually	02/28/2024	EUR	(632,254)	15,130	–	15,130
JPMorgan Chase	Schneider Electric	SU FP EQUITY	1-Month LIBOR	Annually	10/07/2023	EUR	(5,274,812)	332,579	–	332,579
Morgan Stanley	Taiwan Semiconductor	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2022	USD	(746,482)	110,928	–	110,928

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(6,922,224)	$754,680	$–	$754,680
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	12/10/2023	EUR	(715,746)	59,457	–	59,457
JPMorgan Chase	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	12/17/2023	EUR	(421,758)	35,436	–	35,436
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	06/10/2023	EUR	(701,289)	(11,990)	–	(11,990)
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	10/07/2023	EUR	(388,844)	22,367	–	22,367
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	10/14/2023	EUR	(167,015)	9,561	–	9,561
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	10/26/2023	EUR	(426,402)	15,589	–	15,589
JPMorgan Chase	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	11/09/2023	EUR	(723,575)	(17,304)	–	(17,304)
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	11/18/2023	EUR	(1,034,550)	(7,447)	–	(7,447)
Morgan Stanley	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	12/16/2023	EUR	(705,174)	76,502	–	76,502
Bank of America	Vinci SA	FR0000125486	1-Month LIBOR	Annually	02/08/2023	EUR	(1,314,972)	121,285	–	121,285
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	11/29/2023	EUR	(715,497)	74,958	–	74,958

								$7,669,257	$–	$7,669,257

^ The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at March 31, 2022:

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSAIRNEW Index
3,754,237	RWE AG	$(60,981)	$6,218	$6,218	10.34%
11,665,863	Iberdrola SA	(47,535)	4,847	4,847	8.06%
918,276	Orsted AS	(43,053)	4,390	4,390	7.30%
3,677,155	Vestas Wind Systems A/S	(40,576)	4,137	4,137	6.88%
15,261,742	Enel SpA	(38,040)	3,879	3,879	6.45%
8,085,418	E.ON SE	(35,032)	3,572	3,572	5.94%
220,925	Linde PLC	(26,362)	2,688	2,688	4.47%
2,861,304	Siemens Energy AG	(24,357)	2,483	2,483	4.13%
7,526,473	Terna - Rete Elettrica Nazionale	(24,062)	2,453	2,453	4.08%
2,710,520	SSE PLC	(23,119)	2,357	2,357	3.92%
1,984,602	EDP Renovaveis SA	(19,049)	1,942	1,942	3.23%
431,184	Alfen Beheer BV	(16,336)	1,666	1,666	2.77%
1,851,399	Solaria Energia y Medio Ambiente SA	(15,570)	1,587	1,587	2.64%
234,030	Air Liquide SA	(15,275)	1,557	1,557	2.59%
23,082,313	NEL ASA	(14,626)	1,491	1,491	2.48%
1,854,494	Encavis AG	(14,508)	1,479	1,479	2.46%
348,821	Verbund AG	(13,682)	1,395	1,395	2.32%
6,508,616	ITM Power PLC	(11,264)	1,149	1,149	1.91%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
146,287	Acciona SA	$(10,439)	$1,064	$1,064	1.77%
160,265	Wacker Chemie AG	(10,203)	1,040	1,040	1.73%
1,497,585	Siemens Gamesa Renewable Energy SA	(9,849)	1,004	1,004	1.67%
4,906,973	EDP - Energias de Portugal SA	(9,023)	920	920	1.53%
1,222,521	Nordex SE	(7,962)	812	812	1.35%
1,619,514	Engie SA	(7,962)	812	812	1.35%
1,261,618	Scatec ASA	(7,195)	734	734	1.22%
956,396	PowerCell Sweden AB	(7,077)	722	722	1.20%
427,012	Neoen SA	(6,782)	692	692	1.15%
7,392,575	Enlight Renewable Energy Ltd	(6,428)	655	655	1.09%
430,460	ERG SpA	(5,308)	541	541	0.90%
1,425,266	Ceres Power Holdings PLC	(5,131)	523	523	0.87%
1,407,201	Falck Renewables SpA	(5,072)	517	517	0.86%
4,627,853	Aker Carbon Capture ASA	(4,482)	457	457	0.76%
269,916	Prysmian SpA	(3,421)	349	349	0.58%

		$(589,761)	$60,132	$60,132	100.00%

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Refer to table below for details on options contracts.

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yen

DAC — Designated Activity Company

EAFE — Europe, Australasia, and the Far East

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

TOPIX— Tokyo Stock Price Index

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

TSX — Toronto Stock Exchange

TWD— Taiwan Dollar

USD — U.S. Dollar

The following table summarizes the inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$156,364,757	$–	$–	$156,364,757
U.S. Treasury Obligations	–	89,924,343	–	89,924,343

Total Investments in Securities	$156,364,757	$89,924,343	$–	$246,289,100

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(130,724)	$–	$–	$(130,724)
Futures Contracts*
Unrealized Appreciation	1,062,140	–	–	1,062,140
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	9,117,082	–	9,117,082
Unrealized Depreciation	–	(1,447,824)	–	(1,447,824)

Total Other Financial Instruments	$931,416	$7,669,258	$–	$8,600,674

*Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-004-0300

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 58.9%

	Shares	Value
China — 2.4%
Alibaba Group Holding ADR *	12,931	$1,406,893
JD.com ADR *	23,130	1,338,533
Tencent Holdings	19,900	950,631

		3,696,057

Germany — 0.4%
Delivery Hero *	15,317	675,409

Hong Kong — 0.2%
Alibaba Group Holding *	17,700	253,300
JD.com, Cl A *	947	28,289

		281,589

Japan — 3.5%
Sony Group	50,700	5,301,552

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing ADR	12,704	1,324,519

United Kingdom — 3.9%
Farfetch, Cl A *	15,974	241,527
Linde PLC	17,855	5,703,422

		5,944,949

United States — 47.6%
Communication Services — 7.4%
Activision Blizzard	23,650	1,894,601
Alphabet, Cl A *	537	1,493,585
IHS Holding *	235,171	2,605,695
T-Mobile US *	41,573	5,335,895

		11,329,776

Consumer Discretionary — 10.3%
Amazon.com *	2,233	7,279,469
Carvana, Cl A *	7,080	844,573
Dollar Tree *	23,354	3,740,143
Las Vegas Sands *	5,361	208,382
Lithia Motors, Cl A	5,815	1,745,198
Marriott Vacations Worldwide	12,050	1,900,285

		15,718,050

Consumer Staples — 0.5%
Coty, Cl A *	81,382	731,624

Energy — 0.9%
Marathon Oil	59,118	1,484,453

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

COMMON STOCK (continued)

	Shares	Value
Financials — 6.4%
Aon, Cl A	7,124	$2,319,788
Intercontinental Exchange	35,890	4,741,787
S&P Global	6,643	2,724,826

		9,786,401

Health Care — 0.3%
Finch Therapeutics Group *	95,581	480,772

Industrials — 5.7%
WillScot Mobile Mini Holdings, Cl A *	174,861	6,842,311
XPO Logistics *	26,003	1,893,018

		8,735,329

Information Technology — 8.6%
Amplitude, Cl A *	17,803	328,109
Analog Devices	15,872	2,621,737
Braze, Cl A	7,338	304,307
Iris Energy	60,063	941,187
Microsoft	16,769	5,170,050
nCino *	8,433	345,584
QUALCOMM	11,163	1,705,930
ServiceNow *	3,195	1,779,264

		13,196,168

Materials — 5.0%
Alcoa	3,002	270,270
Freeport-McMoRan	27,055	1,345,716
Martin Marietta Materials	5,107	1,965,633
Perimeter Solutions *	308,111	3,731,224
PureCycle Technologies *	36,386	291,088

		7,603,931

Real Estate — 1.4%
SBA Communications, REIT, Cl A	6,156	2,118,280

Utilities — 1.1%
Vistra	71,081	1,652,633

		72,837,417

Total Common Stock (Cost $87,381,736)		90,061,492

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

U.S. TREASURY OBLIGATIONS — 30.7%

	Face Amount	Value
U.S. Treasury Bills
0.43%, 6/23/2022 (A)	$37,000,000	$36,959,978
0.58%, 7/21/2022 (A)	10,000,000	9,979,457

Total U.S. Treasury Obligations (Cost $46,945,630)		46,939,435

WARRANTS — 0.2%

	Number of Warrants
United States — 0.2%
Everarc Holdings, Expires 12/01/2022*	76,161	762
PureCycle Technologies, Expires 03/20/2026*	93,268	267,679

		268,441

Total Warrants (Cost $941,135)		268,441

Total Investments - 89.8% (Cost $135,268,501)		$137,269,368

PURCHASED OPTIONS — 0.3%(B)

	Contracts	Value
Total Purchased Options (Cost $423,695)	1,234,571	$493,441

WRITTEN OPTIONS — (0.2)%(B)

Total Written Options (Proceeds $191,046)	(1,989,111)	$(268,909)

Other Assets & Liabilities, Net - 10.1%		15,333,749

Net Assets - 100.0%		$152,827,648

The open option contracts held by the Fund at March 31, 2022, are as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.3%

Put Options
Nasdaq-100*	7	$10,272,500	$14,675.00	4/16/2022	$–
S&P 500 Index*	24	10,800,000	4,500.00	4/16/2022	–

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (continued)

		21,072,500			–

Call Options
Glencore PLC*	480,000	$4,188,430,204	$450.00	6/18/2022	$389,365
Glencore PLC*	754,540	6,584,037,763	540.00	5/21/2022	104,076

		10,772,467,967			493,441

Total Purchased Options		$10,793,540,467			$493,441

WRITTEN OPTIONS — (0.2)%

Put Options
Glencore PLC*	(754,540)	$(6,584,037,763)	390.00	05/21/22	$(49,560)
Nasdaq-100*	(7)	(9,957,500)	14,225.00	04/16/22	–
S&P 500 Index*	(24)	(10,464,000)	4,360.00	04/16/22	–

		(6,604,459,263)			(49,560)

Call Options
Glencore PLC*	(754,540)	(6,525,309,974)	600.00	05/21/22	(22,302)
Glencore PLC*	(480,000)	(4,188,430,204)	500.00	06/18/22	(197,047)

		(10,713,740,178)			(219,349)

Total Written Options		$(17,318,199,441)			$(268,909)

The open futures contracts held by the Fund at March 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50	57	Jun-2022	$2,320,892	$2,410,653	$90,557
FTSE 100 Index	18	Jun-2022	1,660,002	1,770,112	97,401
NASDAQ 100 Index E-MINI	5	Jun-2022	1,338,407	1,486,875	148,468
Nikkei 225 Index	31	Jun-2022	3,833,342	4,275,675	442,333
S&P 500 Index E-MINI	5	Jun-2022	1,062,027	1,132,688	70,661

			$10,214,670	$11,076,003	$849,420

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

The open forward foreign currency contracts held by the Fund at March 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	06/15/22	USD	42,411	JPY	5,000,000	$(1,260)
JPMorgan Chase Bank	06/15/22	HKD	11,981,000	USD	1,531,684	564
JPMorgan Chase Bank	06/15/22	JPY	72,000,000	USD	583,313	(9,266)
JPMorgan Chase Bank	12/15/22	EUR	2,200,000	USD	2,513,591	43,714
JPMorgan Chase Bank	12/15/22	USD	2,509,939	EUR	2,200,000	(40,062)
Morgan Stanley	06/15/22	EUR	763,000	USD	835,851	(10,608)
Morgan Stanley	06/15/22	USD	4,204,278	CNY	27,000,000	27,129
Morgan Stanley	06/15/22	CNY	36,500,000	USD	5,727,026	6,791
Morgan Stanley	06/15/22	JPY	561,420,000	USD	4,801,797	181,161

						$198,163

The open OTC swap agreements held by the Fund at March 31, 2022, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	07/27/2023	EUR	(676,388)	$(17,417)	$–	$(17,417)
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	01/03/2024	EUR	(650,941)	(13,463)	–	(13,463)
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	12/17/2023	EUR	(101,789)	7,650	–	7,650
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	10/01/2023	EUR	(124,631)	(7,578)	–	(7,578)
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	07/30/2023	EUR	(672,257)	(39,704)	–	(39,704)
Goldman Sachs	Airbus	EUR-EURIBOR- Telerate	4012250	Annually	05/27/2023	EUR	(825,152)	116,348	–	116,348
Citibank	BILL.COM Holdings Inc	090043100	USD-SOFR 1D	Annually	03/09/2024	USD	(139,800)	32,334	–	32,334
Citibank	BILL.COM Holdings Inc	090043100	USD-SOFR 1D	Annually	03/03/2024	USD	(496,012)	(16,124)	–	(16,124)
Morgan Stanley	CSI 500 NTR	CSIN00905	1-Day SOFR	Annually	11/25/2023	USD	(1,659,626)	(181,608)	–	(181,608)
Morgan Stanley	Energy Transfer LP	29273V100	FEDEF-1D	Annually	02/07/2024	USD	(1,908,903)	112,257	–	112,257
Goldman Sachs	Flutter Entertainment	1-Month GBP- LIBOR-BBA	BWXC0Z1	Annually	10/01/2023	GBP	(71,627)	(38,730)	–	(38,730)
Goldman Sachs	Flutter Entertainment	1-Month GBP- LIBOR-BBA	BWXC0Z1	Annually	08/12/2023	GBP	(31,942)	(14,394)	–	(14,394)
Goldman Sachs	Flutter Entertainment	1-Month GBP- LIBOR-BBA	BWXC0Z1	Annually	05/27/2023	GBP	(1,463,390)	(668,190)	–	(668,190)
JPMorgan Chase	GLENCORE PLC	SONIA-1D	B4T3BW6	Annually	03/25/2024	GBP	(2,031,840)	12,893	–	12,893

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized
Goldman Sachs	GS HY Debt Sensitivity †	USD-SOFR 1D	GSXUDEBT	Annually	02/07/2024	USD	860,655	$(50,611)	$–	$(50,611)
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	05/27/2023	USD	383,532	(22,203)	–	(22,203)
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	05/27/2023	USD	44,891	(2,566)	–	(2,566)
Morgan Stanley	HY Debt Sensitivity ††	FEDEF-1D	MSAIHYDS	Annually	02/07/2024	USD	981,894	19,689	–	19,689
Morgan Stanley	MSAIBNK1 ^^^	MSAIBNK1	1-Month LIBOR	Annually	09/28/2023	USD	(2,415,475)	(113,758)	–	(113,758)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	08/13/2023	USD	(3,278,971)	(46,373)	–	(46,373)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	09/24/2023	USD	(1,285,790)	63,591	–	63,591
Morgan Stanley	MSCI ACWI Index***	M1CXADB	3-Month USD LIBOR -17.5BPS	Quarterly	10/04/2022	USD	(14,854,785)	534,415	–	534,415
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	05/27/2023	EUR	(601,364)	943	–	943
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	03/19/2023	EUR	(96,484)	(2,623)	–	(2,623)
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	11/18/2022	EUR	(46,703)	29,183	–	29,183
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	06/06/2022	EUR	(99,206)	80,405	–	80,405
Add to	Reynolds Consumer Products	USD-SOFR 1D	76171L106	Annually	02/07/2024	USD	376,686	(3,678)	–	(3,678)
Morgan Stanley	Shell PLC	BP6MXD8	SONIA-1D	Annually	02/07/2024	GBP	(868,344)	105,087	–	105,087
Morgan Stanley	Snap-On Inc	833034101	1-Day FEDEF	Annually	10/22/2023	USD	464,983	10,220	–	10,220
Morgan Stanley	Snap-On Inc	833034101	1-Day FEDEF	Annually	10/11/2022	USD	403,315	31,161	–	31,161
Morgan Stanley	STXE 600 Banks	STXE 600 Banks	1-Month EURIBOR	Annually	09/28/2023	EUR	(740,238)	(26,323)	–	(26,323)
JPMorgan Chase	Thule Group AB	EUR_ESTRON_ ON_ACT/360_ BBA	BSQXJ01	Annually	03/25/2024	SEK	807,848	(987)	–	(987)
JPMorgan Chase	Thule Group AB	EUR_ESTRON_ ON_ACT/360_ BBA	BSQXJ01	Annually	03/09/2024	SEK	3,604,771	(34,511)	–	(34,511)
JPMorgan Chase	Thule Group AB	EUR_ESTRON_ ON_ACT/360_ BBA	BSQXJ01	Annually	03/25/2024	SEK	2,590,194	6,070	–	6,070
JPMorgan Chase	Thule Group AB	EUR_ESTRON_ ON_ACT/360_ BBA	BSQXJ01	Annually	03/25/2024	SEK	90,903	415	–	415
Morgan Stanley	Topix Banks Index ###	TPNBNK	1-Day MUTSC	Annually	10/04/2023	JPY	(81,061,122)	49,628	–	49,628
Morgan Stanley	Toridoll Holdings Company	MUTSC-1D	B0WHPP8	Annually	03/09/2024	JPY	40,567,623	(49,537)	–	(49,537)
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	05/27/2023	EUR	605,669	193,543	–	193,543
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	03/19/2023	EUR	96,326	35,460	–	35,460
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	11/18/2022	EUR	50,654	(1,432)	–	(1,432)
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	06/06/2022	EUR	117,962	(15,503)	–	(15,503)

								$73,979	$–	$73,979

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

† The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:

Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

GSXUDEBT
	154,674	Cleveland-Cliffs Inc	$38,557	$(2,267)	$(2,267)	4.48%
	7,112	MicroStrategy Inc	26,766	(1,574)	(1,574)	3.11%
	126,223	AMC Entertainment Holdings Inc	24,098	(1,417)	(1,417)	2.80%
	133,351	Sunnova Energy International Inc	23,840	(1,402)	(1,402)	2.77%
	33,158	Tenet Healthcare Corp	22,033	(1,296)	(1,296)	2.56%
	302,284	Coty Inc	21,086	(1,240)	(1,240)	2.45%
	4,106	TransDigm Group Inc	20,742	(1,220)	(1,220)	2.41%
	82,002	DISH Network Corp	20,139	(1,184)	(1,184)	2.34%
	72,270	Uber Technologies Inc	19,967	(1,174)	(1,174)	2.32%
	204,472	PG&E Corp	18,934	(1,113)	(1,113)	2.20%
	46,944	Performance Food Group Co	18,504	(1,088)	(1,088)	2.15%
	117,913	Park Hotels & Resorts Inc	17,816	(1,048)	(1,048)	2.07%
	17,843	Carvana Co	16,525	(972)	(972)	1.92%
	78,799	Allegheny Technologies Inc	16,352	(962)	(962)	1.90%
	32,145	Boyd Gaming Corp	16,352	(962)	(962)	1.90%
	26,162	SeaWorld Entertainment Inc	15,061	(886)	(886)	1.75%
	31,889	Scientific Games Corp	14,545	(855)	(855)	1.69%
	27,366	HealthEquity Inc	14,287	(840)	(840)	1.66%
	42,380	Six Flags Entertainment Corp	14,287	(840)	(840)	1.66%
	81,540	Wendy’s Co/The	13,857	(815)	(815)	1.61%
	103,404	Cinemark Holdings Inc	13,857	(815)	(815)	1.61%
	162,085	New Residential Investment Corp	13,770	(810)	(810)	1.60%
	159,303	Rocket Cos Inc	13,684	(805)	(805)	1.59%
	569,005	Skillz Inc	13,254	(779)	(779)	1.54%
	34,858	Spirit AeroSystems Holdings Inc	13,168	(774)	(774)	1.53%
	92,919	American Airlines Group Inc	13,168	(774)	(774)	1.53%
	14,408	Live Nation Entertainment Inc	13,168	(774)	(774)	1.53%
	41,624	Allison Transmission Holdings Inc	12,652	(744)	(744)	1.47%
	72,097	Norwegian Cruise Line Holdings Ltd	12,221	(719)	(719)	1.42%
	20,027	Caesars Entertainment Inc	11,963	(703)	(703)	1.39%
	74,372	Carnival Corp	11,619	(683)	(683)	1.35%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

	38,790	Brinker International Inc	$11,447	$(673)	$(673)	1.33%
	9,373	Marriott Vacations Worldwide Corp	11,447	(673)	(673)	1.33%
	12,296	Howard Hughes Corp/The	9,898	(582)	(582)	1.15%
	30,166	Adient PLC	9,553	(562)	(562)	1.11%
	30,990	Maxar Technologies Inc	9,467	(557)	(557)	1.10%
	30,496	Cheesecake Factory Inc/The	9,381	(552)	(552)	1.09%
	12,973	Ryman Hospitality Properties Inc	9,295	(547)	(547)	1.08%
	351,895	Paysafe Ltd	9,209	(542)	(542)	1.07%
	142,795	CommScope Holding Co Inc	8,693	(511)	(511)	1.01%
	42,731	Century Aluminum Co	8,693	(511)	(511)	1.01%
	24,664	United Natural Foods Inc	7,918	(466)	(466)	0.92%
	55,075	Dun & Bradstreet Holdings Inc	7,488	(440)	(440)	0.87%
	33,702	Outfront Media Inc	7,402	(435)	(435)	0.86%
	109,172	Rite Aid Corp	7,402	(435)	(435)	0.86%
	33,746	Sinclair Broadcast Group Inc	7,316	(430)	(430)	0.85%
	16,396	Surgery Partners Inc	6,971	(410)	(410)	0.81%
	7,466	LendingTree Inc	6,885	(405)	(405)	0.80%
	19,543	Mr Cooper Group Inc	6,885	(405)	(405)	0.80%
	31,215	Option Care Health Inc	6,885	(405)	(405)	0.80%
	1,457,904	Other	162,147	(9,535)	(9,535)	18.84%

			$860,655	$(50,611)	$(50,611)	100.00%

†† The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:
Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

MSAIHYDS
	1,382	Cheniere Energy Inc	$91,807	$1,841	$1,841	9.35%
	2,877	Occidental Petroleum Corp	78,257	1,569	1,569	7.97%
	2,514	Cleveland-Cliffs Inc	38,785	778	778	3.95%
	2,123	United States Steel Corp	38,392	770	770	3.91%
	1,510	Spirit AeroSystems Holdings Inc	35,348	709	709	3.60%
	3,031	Gogo Inc	27,689	555	555	2.82%
	5,823	Equitrans Midstream Corp	23,565	473	473	2.40%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

	72	TransDigm Group Inc	$22,584	$453	$453	2.30%
	3,579	Sabre Corp	19,638	394	394	2.00%
	1,051	US Foods Holding Corp	18,951	380	380	1.93%
	979	Maxar Technologies Inc	18,460	370	370	1.88%
	442	Tenet Healthcare Corp	18,263	366	366	1.86%
	190	Nexstar Media Group Inc	17,183	345	345	1.75%
	667	Olin Corp	16,692	335	335	1.70%
	1,281	Elanco Animal Health Inc	16,005	321	321	1.63%
	61	Charter Communications Inc	15,808	317	317	1.61%
	2,200	Hanesbrands Inc	15,710	315	315	1.60%
	789	United Natural Foods Inc	15,612	313	313	1.59%
	1,287	ChampionX Corp	15,121	303	303	1.54%
	1,095	Nordstrom Inc	14,237	285	285	1.45%
	1,348	Newell Brands Inc	13,845	278	278	1.41%
	676	MGM Resorts International	13,550	272	272	1.38%
	489	Berry Global Group Inc	13,550	272	272	1.38%
	2,134	Comstock Resources Inc	13,354	268	268	1.36%
	603	Owens & Minor Inc	12,765	256	256	1.30%
	243	Howard Hughes Corp/The	12,077	242	242	1.23%
	193	WESCO International Inc	12,077	242	242	1.23%
	291	Royal Caribbean Cruises Ltd	11,685	234	234	1.19%
	598	Enovis Corp	11,390	228	228	1.16%
	585	Iridium Communications Inc	11,292	226	226	1.15%
	1,649	Goodyear Tire & Rubber Co/The	11,292	226	226	1.15%
	195	Yum! Brands Inc	11,095	222	222	1.13%
	1,116	Xerox Holdings Corp	10,801	217	217	1.10%
	437	Performance Food Group Co	10,703	215	215	1.09%
	475	United Airlines Holdings Inc	10,506	211	211	1.07%
	1,135	US Silica Holdings Inc	10,114	203	203	1.03%
	270	Caesars Entertainment Inc	10,015	201	201	1.02%
	1,006	Carnival Corp	9,721	195	195	0.99%
	115	Asbury Automotive Group Inc	8,837	177	177	0.90%
	834	Norwegian Cruise Line Holdings Ltd	8,739	175	175	0.89%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	274	Boyd Gaming Corp	$8,641	$173	$173	0.88%
	539	Univar Solutions Inc	8,346	167	167	0.85%
	256	HB Fuller Co	8,052	161	161	0.82%
	443	Aramark	7,953	159	159	0.81%
	771	Delek US Holdings Inc	7,855	158	158	0.80%
	244	Acadia Healthcare Co Inc	7,659	154	154	0.78%
	169	Penske Automotive Group Inc	7,561	152	152	0.77%
	195	Wynn Resorts Ltd	7,462	150	150	0.76%
	605	International Game Technology PLC	7,168	144	144	0.73%
	673	Hostess Brands Inc	7,070	142	142	0.72%
	14,555	Other	118,613	2,378	2,378	12.08%

			$981,894	$19,689	$19,689	100.00%

^^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:
Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

MSAIBNK1
	6,130	Bank of America Corp	$(178,745)	$(8,418)	$(8,418)	7.40%
	1,251	PNC Financial Services Group Inc/The	(163,286)	(7,690)	(7,690)	6.76%
	1,688	JPMorgan Chase & Co	(162,803)	(7,667)	(7,667)	6.74%
	9,753	Regions Financial Corp	(153,624)	(7,235)	(7,235)	6.36%
	368	SVB Financial Group	(145,653)	(6,860)	(6,860)	6.03%
	3,464	Truist Financial Corp	(139,131)	(6,552)	(6,552)	5.76%
	4,562	Fifth Third Bancorp	(138,890)	(6,541)	(6,541)	5.75%
	3,599	US Bancorp	(135,508)	(6,382)	(6,382)	5.61%
	8,139	KeyCorp	(128,986)	(6,075)	(6,075)	5.34%
	3,896	Citizens Financial Group Inc	(124,880)	(5,881)	(5,881)	5.17%
	3,518	Wells Fargo & Co	(120,774)	(5,688)	(5,688)	5.00%
	1,004	First Republic Bank/CA	(115,218)	(5,426)	(5,426)	4.77%
	2,674	Citigroup Inc	(100,967)	(4,755)	(4,755)	4.18%
	1,912	Zions Bancorp NA	(88,648)	(4,175)	(4,175)	3.67%
	1,368	Comerica Inc	(87,440)	(4,118)	(4,118)	3.62%
	665	M&T Bank Corp	(79,711)	(3,754)	(3,754)	3.30%
	7,102	Huntington Bancshares Inc/OH	(73,430)	(3,458)	(3,458)	3.04%
	781	Popular Inc	(45,169)	(2,127)	(2,127)	1.87%
	769	East West Bancorp Inc	(42,995)	(2,025)	(2,025)	1.78%
	367	Cullen/Frost Bankers Inc	(35,991)	(1,695)	(1,695)	1.49%
	4,476	New York Community Bancorp Inc	(34,058)	(1,604)	(1,604)	1.41%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	605	Commerce Bancshares Inc/MO	$(30,677)	$(1,445)	$(1,445)	1.27%
	758	Synovus Financial Corp	(26,329)	(1,240)	(1,240)	1.09%
	757	BankUnited Inc	(23,672)			0.98%
				(1,115)	(1,115)
	1,255	Associated Banc-Corp	(20,290)	(956)	(956)	0.84%
	2,003	Valley National Bancorp	(18,599)	(876)	(876)	0.77%

			$(2,415,475)	$(113,758)	$(113,758)	100.00%

^^ The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:
Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSAIFINL
	12,513	Blackstone Inc	$(262,930)	$992	$992	5.76%
	2,677	Aon PLC	(144,246)	544	544	3.16%
	2,707	Ameriprise Financial Inc	(134,660)	508	508	2.95%
	4,681	Marsh & McLennan Cos Inc	(131,922)	498	498	2.89%
	2,358	Moody’s Corp	(131,922)	498	498	2.89%
	2,198	Mastercard Inc	(130,096)	491	491	2.85%
	4,356	Nasdaq Inc	(128,726)	486	486	2.82%
	3,877	American Express Co	(120,053)	453	453	2.63%
	6,348	Progressive Corp/The	(120,053)	453	453	2.63%
	5,304	Intercontinental Exchange Inc	(115,945)	437	437	2.54%
	3,065	Visa Inc	(112,750)	425	425	2.47%
	14,470	Ally Financial Inc	(104,077)	393	393	2.28%
	2,807	Chubb Ltd	(99,512)	375	375	2.18%
	5,416	Discover Financial Services	(99,055)	374	374	2.17%
	2,450	CME Group Inc	(96,316)	363	363	2.11%
	6,891	Charles Schwab Corp/The	(96,316)	363	363	2.11%
	736	BlackRock Inc	(93,121)	351	351	2.04%
	7,992	MetLife Inc	(93,121)	351	351	2.04%
	4,213	Capital One Financial Corp	(91,752)	346	346	2.01%
	3,928	Allstate Corp/The	(89,926)	339	339	1.97%
	8,418	Aflac Inc	(89,926)	339	339	1.97%
	1,607	Goldman Sachs Group Inc/The	(87,643)	331	331	1.92%
	2,894	Travelers Cos Inc/The	(87,643)	331	331	1.92%
	12,789	Bank of America Corp	(87,187)	329	329	1.91%
	3,391	T Rowe Price Group Inc	(84,905)	320	320	1.86%
	7,066	Hartford Financial Services Group Inc/Th	(83,992)	317	317	1.84%
	11,350	Fifth Third Bancorp	(80,796)	305	305	1.77%
	2,609	PNC Financial Services Group Inc/ The	(79,883)	301	301	1.75%
	3,522	JPMorgan Chase & Co	(79,427)	300	300	1.74%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	6,381	Principal Financial Group Inc	$(77,601)	$293	$293	1.70%
	6,953	Zions Bancorp NA	(75,319)	284	284	1.65%
	20,347	Regions Financial Corp	(74,862)	282	282	1.64%
	6,859	American International Group Inc	(71,210)	269	269	1.56%
	3,588	Prudential Financial Inc	(70,297)	265	265	1.54%
	18,837	KeyCorp	(69,841)	263	263	1.53%
	3,590	Northern Trust Corp	(69,384)	262	262	1.52%
	9,115	Citizens Financial Group Inc	(68,471)	258	258	1.50%
	7,228	Truist Financial Corp	(68,015)	257	257	1.49%
	11,592	Synchrony Financial	(66,646)	251	251	1.46%
	7,510	US Bancorp	(66,189)	250	250	1.45%
	7,453	Brighthouse Financial Inc	(63,907)	241	241	1.40%
	19,952	Western Union Co/The	(62,081)	234	234	1.36%
	25,489	Huntington Bancshares Inc/OH	(61,624)	232	232	1.35%
	4,013	Comerica Inc	(60,255)	227	227	1.32%
	7,340	Wells Fargo & Co	(58,885)	222	222	1.29%
	5,401	Lincoln National Corp	(58,429)	220	220	1.28%
	6,987	Bank of New York Mellon Corp/The	(57,516)	217	217	1.26%
	3,847	State Street Corp	(55,690)	210	210	1.22%
	11,244	Franklin Resources Inc	(52,038)	196	196	1.14%
	13,068	Invesco Ltd	(49,756)	188	188	1.09%
	5,579	Citigroup Inc	(48,843)	184	184	1.07%

			$(4,564,761)	$17,218	$17,218	100.00%

### The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:
Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
TPMBNK
	9,961	Mitsubishi UFJ Financial Group Inc	$ (27,058,203)	$16,566	$16,566	33.38%
	1,099	Sumitomo Mitsui Financial Group Inc	(15,344,870)	9,395	9,395	18.93%
	2,031	Mizuho Financial Group Inc	(11,372,875)	6,963	6,963	14.03%
	300	Sumitomo Mitsui Trust Holdings Inc	(4,288,133)	2,625	2,625	5.29%
	1,801	Resona Holdings Inc	(3,372,143)	2,065	2,065	4.16%
	907	Concordia Financial Group Ltd	(1,483,419)	908	908	1.83%
	530	Chiba Bank Ltd/The	(1,369,933)	839	839	1.69%
	375	Japan Post Bank Co Ltd	(1,321,296)	809	809	1.63%
	387	Shizuoka Bank Ltd/The	(1,191,598)	730	730	1.47%
	134	Fukuoka Financial Group Inc	(1,134,856)	695	695	1.40%
	57	Bank of Kyoto Ltd/The	(1,086,219)	665	665	1.34%
	104	Shinsei Bank Ltd	(826,823)	506	506	1.02%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	89	Aozora Bank Ltd	$ (818,717)	$501	$501	1.01%
	825	Mebuki Financial Group Inc	(753,868)	462	462	0.93%
	234	Hirogin Holdings Inc	(543,110)	333	333	0.67%
	358	Hachijuni Bank Ltd/The	(518,791)	318	318	0.64%
	324	Kyushu Financial Group Inc	(462,048)	283	283	0.57%
	210	Iyo Bank Ltd/The	(453,942)	278	278	0.56%
	185	Yamaguchi Financial Group Inc	(445,836)	273	273	0.55%
	472	Seven Bank Ltd	(405,306)	248	248	0.50%
	127	Chugoku Bank Ltd/The	(397,199)	243	243	0.49%
	298	Gunma Bank Ltd/The	(380,987)	233	233	0.47%
	99	Hokuhoku Financial Group Inc	(316,138)	194	194	0.39%
	104	Nishi-Nippon Financial Holdings Inc	(283,714)	174	174	0.35%
	50	77 Bank Ltd/The	(275,608)	169	169	0.34%
	54	Kiyo Bank Ltd/The	(267,502)	164	164	0.33%
	30	Shiga Bank Ltd/The	(235,077)	144	144	0.29%
	26	Daishi Hokuetsu Financial Group Inc	(235,077)	144	144	0.29%
	31	Ogaki Kyoritsu Bank Ltd/The	(210,759)	129	129	0.26%
	94	San-In Godo Bank Ltd/The	(210,759)	129	129	0.26%
	239	North Pacific Bank Ltd	(202,653)	124	124	0.25%
	139	Suruga Bank Ltd	(202,653)	124	124	0.25%
	24	Awa Bank Ltd/The	(186,441)	114	114	0.23%
	152	Hyakugo Bank Ltd/The	(186,441)	114	114	0.23%
	25	Nanto Bank Ltd/The	(178,334)	109	109	0.22%
	21	Juroku Financial Group Inc	(162,122)	99	99	0.20%
	15	Hokkoku Financial Holdings Inc	(162,122)	99	99	0.20%
	24	Musashino Bank Ltd/The	(145,910)	89	89	0.18%
	123	TOMONY Holdings Inc	(145,910)	89	89	0.18%
	20	Tokyo Kiraboshi Financial Group Inc	(121,592)	74	74	0.15%
	12	Bank of Nagoya Ltd/The	(121,592)	74	74	0.15%
	66	Keiyo Bank Ltd/The	(113,486)	69	69	0.14%
	183	Senshu Ikeda Holdings Inc	(113,486)	69	69	0.14%
	14	Okinawa Financial Group Inc	(105,379)	65	65	0.13%
	17	Hyakujushi Bank Ltd/The	(97,273)	60	60	0.12%
	34	Bank of the Ryukyus Ltd	(97,273)	60	60	0.12%
	133	Toho Bank Ltd/The	(97,273)	60	60	0.12%
	6	Aichi Bank Ltd/The	(89,167)	55	55	0.11%
	12	Aomori Bank Ltd/The	(81,061)	50	50	0.10%
	15	San ju San Financial Group Inc	(81,061)	50	50	0.10%
	507	Other	(1,305,084)	799	799	1.61%

			$(81,061,122)	$49,628	$49,628	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

*** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2022:

Equity Basket Swaps

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
MSCI ACWI Index
	3,684	APPLE	$(642,857)	$23,127	$23,127	4.33%
	1,601	MICROSOFT CORP	(493,477)	17,753	17,753	3.32%
	102	AMAZON.COM	(333,903)	12,012	12,012	2.25%
	192	TESLA	(206,423)	7,426	7,426	1.39%
	68	ALPHABET A	(187,750)	6,754	6,754	1.26%
	64	ALPHABET C	(179,231)	6,448	6,448	1.21%
	561	NVIDIA	(153,078)	5,507	5,507	1.03%
	531	META PLATFORMS A	(118,074)	4,248	4,248	0.79%
	5,531	TAIWAN SEMICONDUCTOR MFG	(115,184)	4,144	4,144	0.78%
	211	UNITEDHEALTH GROUP	(107,785)	3,878	3,878	0.73%
	591	JOHNSON & JOHNSON	(104,702)	3,767	3,767	0.70%
	293	BERKSHIRE HATHAWAY B	(103,228)	3,714	3,714	0.69%
	664	JPMORGAN CHASE & CO	(90,404)	3,252	3,252	0.61%
	375	VISA A	(83,096)	2,989	2,989	0.56%
	543	PROCTER & GAMBLE CO	(82,978)	2,985	2,985	0.56%
	632	NESTLE	(82,511)	2,968	2,968	0.56%
	951	EXXON MOBIL CORP	(78,463)	2,823	2,823	0.53%
	433	CHEVRON CORP	(70,437)	2,534	2,534	0.47%
	197	MASTERCARD A	(70,353)	2,531	2,531	0.47%
	234	HOME DEPOT	(70,143)	2,523	2,523	0.47%
	1,654	BANK OF AMERICA CORP	(68,132)	2,451	2,451	0.46%
	1,260	PFIZER	(65,207)	2,346	2,346	0.44%
	397	ABBVIE	(64,312)	2,314	2,314	0.43%
	93	ASML HLDG	(62,953)	2,265	2,265	0.42%
	158	ROCHE HOLDING GENUSS	(62,781)	2,259	2,259	0.42%
	1,294	TENCENT HOLDINGS LI (CN)	(61,786)	2,223	2,223	0.42%
	1,072	SAMSUNG ELECTRONICS CO	(61,542)	2,214	2,214	0.41%
	92	BROADCOM	(58,163)	2,092	2,092	0.39%
	99	COSTCO WHOLESALE CORP	(57,094)	2,054	2,054	0.38%
	921	COCA COLA (THE)	(57,092)	2,054	2,054	0.38%
	408	DISNEY (WALT)	(55,946)	2,013	2,013	0.38%
	947	CISCO SYSTEMS	(52,774)	1,899	1,899	0.36%
	183	LILLY (ELI) & COMPANY	(52,252)	1,880	1,880	0.35%
	88	THERMO FISHER SCIENTIFIC	(52,229)	1,879	1,879	0.35%
	310	PEPSICO	(51,934)	1,868	1,868	0.35%
	344	WALMART	(51,253)	1,844	1,844	0.35%
	3,408	ALIBABA GRP HLDG (HK)	(48,764)	1,754	1,754	0.33%
	107	ADOBE	(48,647)	1,750	1,750	0.33%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

Shares		Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
	1,729	SHELL	$(47,965)	$1,726	$1,726	0.32%
	1,024	COMCAST CORP A (NEW)	(47,905)	1,723	1,723	0.32%
	142	ACCENTURE A	(47,800)	1,720	1,720	0.32%
	930	VERIZON COMMUNICATIONS	(47,327)	1,703	1,703	0.32%
	397	ABBOTT LABORATORIES	(46,967)	1,690	1,690	0.32%
	220	SALESFORCE.COM	(46,645)	1,678	1,678	0.31%
	567	MERCK & CO	(46,509)	1,673	1,673	0.31%
	348	ASTRAZENECA	(46,376)	1,668	1,668	0.31%
	913	INTEL CORP	(45,231)	1,627	1,627	0.30%
	62	LVMH MOET HENNESSY	(45,014)	1,619	1,619	0.30%
	1,137	BHP GROUP (AU)	(44,147)	1,588	1,588	0.30%
	2,381	TOYOTA MOTOR CORP	(43,576)	1,568	1,568	0.29%
	818,185	Other	(9,892,385)	355,888	355,888	66.59%

			$(14,854,785)	$534,415	$534,415	100.00%

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Refer to table below for details on options contracts.

ADR — American Depositary Receipt

BBA — British Bankers Association

Cl — Class

CNY — Chinese Yen

EUR — Euro

EURIBOR — European Interbank Offered Rate

FTSE— Financial Times Stock Exchange Group

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

SONIA — Sterling Overnight Interbank Average Rate

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
MARCH 31, 2022
(Unaudited)

The following table summarizes the inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,061,492	$–	$–	$90,061,492
U.S. Treasury Obligations	–	46,939,435	–	46,939,435
Warrants	–	268,441	–	268,441

Total Investments in Securities	$90,061,492	$47,207,876	$–	$137,269,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$493,441	$–	$–	$493,441
Written Options	(268,909)	–	–	(268,909)
Futures Contracts*
Unrealized Appreciation	849,420	–	–	849,420
Forwards Contracts*
Unrealized Appreciation	–	259,359	–	259,359
Unrealized Depreciation	–	(61,196)	–	(61,196)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,441,292	–	1,441,292
Unrealized Depreciation	–	(1,367,313)	–	(1,367,313)

Total Other Financial Instruments	$1,073,952	$272,142	$–	$1,346,094

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-001-0700